UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21922

RS VARIABLE PRODUCTS TRUST

(Exact name of registrant as specified in charter)

One Bush Street, Suite 900

San Francisco, CA 94104

(Address of principal executive offices) (Zip code)

Matthew H. Scanlan

c/o RS Investments

One Bush Street, Suite 900

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-3253

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA VIP SERIES

September 30, 2015 (unaudited)	Shares	Value
Common Stocks — 97.4%
Asset Management & Custodian — 4.5%
Franklin Resources, Inc.	635,040	$23,661,590
State Street Corp.	305,850	20,556,179
		44,217,769
Automobiles — 3.2%
General Motors Co.	1,047,520	31,446,550
		31,446,550
Banks: Diversified — 10.2%
Citizens Financial Group, Inc.	1,520,260	36,273,404
The PNC Financial Services Group, Inc.	332,550	29,663,460
Wells Fargo & Co.	651,910	33,475,578
		99,412,442
Cable Television Services — 3.4%
Charter Communications, Inc., Class A(1)	191,020	33,590,867
		33,590,867
Chemicals: Specialty — 2.5%
LyondellBasell Industries N.V., Class A	58,590	4,884,062
Praxair, Inc.	192,825	19,641,155
		24,525,217
Computer Services, Software & Systems — 10.6%
Google, Inc., Class A(1)	78,604	50,178,436
Intuit, Inc.	110,420	9,799,775
Microsoft Corp.	968,590	42,869,793
		102,848,004
Computer Technology — 1.9%
EMC Corp.	757,240	18,294,918
		18,294,918
Diversified Financial Services — 3.9%
JPMorgan Chase & Co.	623,010	37,984,920
		37,984,920
Diversified Media — 4.0%
Twenty-First Century Fox, Inc., Class A	1,429,805	38,576,139
		38,576,139
Diversified Retail — 8.5%
Dollar General Corp.	497,730	36,055,561
Liberty Interactive Corp. QVC Group, Class A(1)	1,767,494	46,361,368
		82,416,929
Drug & Grocery Store Chains — 4.1%
CVS Health Corp.	414,715	40,011,703
		40,011,703
Financial Data & Systems — 3.2%
American Express Co.	421,560	31,250,243
		31,250,243
Foods — 2.2%
Mondelez International, Inc., Class A	504,230	21,112,110
		21,112,110
Gas Pipeline — 2.6%
Kinder Morgan, Inc.	897,697	24,848,253
		24,848,253

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA VIP SERIES

September 30, 2015 (unaudited)	Shares	Value
Health Care Management Services — 2.2%
UnitedHealth Group, Inc.	183,825	$21,325,538
		21,325,538
Insurance: Multi-Line — 0.7%
American International Group, Inc.	112,610	6,398,500
		6,398,500
Insurance: Property - Casualty — 7.6%
FNF Group	535,870	19,007,309
The Progressive Corp.	1,284,450	39,355,548
XL Group PLC	435,740	15,826,077
		74,188,934
Machinery: Engines — 2.0%
Cummins, Inc.	175,305	19,034,617
		19,034,617
Medical Equipment — 1.5%
Agilent Technologies, Inc.	432,290	14,840,516
		14,840,516
Oil: Crude Producers — 1.6%
Noble Energy, Inc.	524,310	15,823,676
		15,823,676
Oil: Integrated — 3.2%
Chevron Corp.	393,550	31,043,224
		31,043,224
Pharmaceuticals — 8.1%
Allergan PLC(1)	114,066	31,004,280
Bristol-Myers Squibb Co.	319,780	18,930,976
Pfizer, Inc.	923,820	29,017,186
		78,952,442
Radio & TV Broadcasters — 2.3%
Sirius XM Holdings, Inc.(1)	5,969,980	22,327,725
		22,327,725
Restaurants — 2.4%
McDonald’s Corp.	241,230	23,768,392
		23,768,392
Semiconductors & Components — 0.5%
NXP Semiconductors N.V.(1)	56,630	4,930,774
		4,930,774
Utilities: Electrical — 0.5%
NRG Energy, Inc.	324,930	4,825,210
		4,825,210
Total Common Stocks (Cost $878,581,935)		947,995,612

	Principal Amount	Value
Repurchase Agreements — 4.2%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 9/30/2015, maturity value of $41,206,000, due 10/1/2015(2)	$41,206,000	41,206,000
Total Repurchase Agreements (Cost $41,206,000)		41,206,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA VIP SERIES

September 30, 2015 (unaudited)	Value
Total Investments — 101.6% (Cost $919,787,935)	$989,201,612
Other Liabilities, Net — (1.6)%	(15,224,852)
Total Net Assets — 100.0%	$973,976,760

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	3.625%	8/15/2043	$42,031,675

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA VIP SERIES

The following is a summary of the inputs used as of September 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$947,995,612	$—	$—	$947,995,612
Repurchase Agreements	—	41,206,000	—	41,206,000

Total	$947,995,612	$41,206,000	$—	$989,201,612

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH EQUITY VIP SERIES

September 30, 2015 (unaudited)	Shares	Value
Common Stocks — 98.2%
Aerospace — 2.8%
HEICO Corp., Class A	40,336	$1,831,658
Teledyne Technologies, Inc.(1)	12,600	1,137,780
		2,969,438
Asset Management & Custodian — 0.6%
WisdomTree Investments, Inc.	42,190	680,525
		680,525
Auto Parts — 1.1%
Gentherm, Inc.(1)	25,370	1,139,620
		1,139,620
Back Office Support, HR and Consulting — 2.0%
Ritchie Bros. Auctioneers, Inc.	81,800	2,116,984
		2,116,984
Banks: Diversified — 1.9%
Western Alliance Bancorp(1)	67,120	2,061,255
		2,061,255
Biotechnology — 15.8%
Aimmune Therapeutics, Inc.(1)	24,280	614,769
Amicus Therapeutics, Inc.(1)	94,927	1,328,029
aTyr Pharma, Inc.(1)	35,636	365,625
Bluebird Bio, Inc.(1)	7,375	630,931
Blueprint Medicines Corp.(1)	21,090	450,061
Celyad, ADR(1)	9,390	392,971
Chimerix, Inc.(1)	25,429	971,388
DBV Technologies S.A., ADR(1)	16,310	580,473
Galapagos N.V., ADR(1)	3,180	129,458
Global Blood Therapeutics, Inc.(1)	10,660	449,426
Ignyta, Inc.(1)	38,830	340,927
Immune Design Corp.(1)	32,630	398,086
Inotek Pharmaceuticals Corp.(1)	42,160	396,304
Kite Pharma, Inc.(1)	17,210	958,253
Ligand Pharmaceuticals, Inc.(1)	16,957	1,452,367
Lion Biotechnologies, Inc.(1)	74,720	430,387
Loxo Oncology, Inc.(1)	47,220	825,405
NantKwest, Inc.(1)	28,840	330,506
Neurocrine Biosciences, Inc.(1)	27,106	1,078,548
Pronai Therapeutics, Inc.(1)	20,640	423,533
REGENXBIO, Inc.(1)	21,800	480,254
Repligen Corp.(1)	24,460	681,211
Sage Therapeutics, Inc.(1)	14,440	611,101
Spark Therapeutics, Inc.(1)	14,870	620,525
Ultragenyx Pharmaceutical, Inc.(1)	12,464	1,200,408
Vital Therapies, Inc.(1)	54,040	218,322
Zafgen, Inc.(1)	19,100	610,245
		16,969,513
Building Materials — 1.5%
Headwaters, Inc.(1)	87,350	1,642,180
		1,642,180
Chemicals: Diversified — 1.9%
Chemtura Corp.(1)	70,280	2,011,414
		2,011,414

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH EQUITY VIP SERIES

September 30, 2015 (unaudited)	Shares	Value
Communications Technology — 1.6%
RingCentral, Inc., Class A(1)	97,759	$1,774,326
		1,774,326
Computer Services, Software & Systems — 13.1%
Barracuda Networks, Inc.(1)	31,591	492,188
Black Knight Financial Services, Inc., Class A(1)	29,702	966,800
comScore, Inc.(1)	37,850	1,746,777
Demandware, Inc.(1)	24,070	1,243,938
LogMeIn, Inc.(1)	54,560	3,718,809
Proofpoint, Inc.(1)	60,280	3,636,090
The Ultimate Software Group, Inc.(1)	13,166	2,356,846
		14,161,448
Consumer Lending — 1.4%
PRA Group, Inc.(1)	29,224	1,546,534
		1,546,534
Diversified Materials & Processing — 1.6%
Hexcel Corp.	38,028	1,705,936
		1,705,936
Electronic Entertainment — 1.9%
Take-Two Interactive Software, Inc.(1)	70,260	2,018,570
		2,018,570
Entertainment — 1.7%
IMAX Corp.(1)	54,690	1,847,975
		1,847,975
Financial Data & Systems — 4.9%
Blackhawk Network Holdings, Inc.(1)	25,400	1,076,706
Euronet Worldwide, Inc.(1)	43,688	3,236,844
Heartland Payment Systems, Inc.	15,720	990,517
		5,304,067
Foods — 3.2%
Freshpet, Inc.(1)	76,470	802,935
Pinnacle Foods, Inc.	62,000	2,596,560
		3,399,495
Health Care Services — 2.5%
Acadia Healthcare Co., Inc.(1)	23,620	1,565,298
ExamWorks Group, Inc.(1)	37,580	1,098,839
		2,664,137
Hotel/Motel — 0.7%
La Quinta Holdings, Inc.(1)	49,460	780,479
		780,479
Household Furnishings — 2.1%
Restoration Hardware Holdings, Inc.(1)	23,950	2,234,774
		2,234,774
Leisure Time — 3.0%
ClubCorp Holdings, Inc.	81,740	1,754,141
Marriott Vacations Worldwide Corp.	21,180	1,443,205
		3,197,346
Medical & Dental Instruments & Supplies — 5.9%
AtriCure, Inc.(1)	69,431	1,521,233
Entellus Medical, Inc.(1)	35,990	648,540
Intersect ENT, Inc.(1)	25,980	607,932
STERIS Corp.	28,100	1,825,657

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH EQUITY VIP SERIES

September 30, 2015 (unaudited)	Shares	Value
West Pharmaceutical Services, Inc.	31,632	$1,711,924
		6,315,286
Medical Equipment — 5.5%
ConforMIS, Inc.(1)	45,770	826,606
DexCom, Inc.(1)	18,079	1,552,263
NxStage Medical, Inc.(1)	135,760	2,140,935
Penumbra, Inc.(1)	3,710	148,771
Zeltiq Aesthetics, Inc.(1)	40,220	1,288,247
		5,956,822
Office Supplies & Equipment — 1.7%
Steelcase, Inc., Class A	98,370	1,810,992
		1,810,992
Oil Well Equipment & Services — 0.6%
RigNet, Inc.(1)	24,813	632,732
		632,732
Oil: Crude Producers — 1.0%
Carrizo Oil & Gas, Inc.(1)	15,280	466,651
Diamondback Energy, Inc.(1)	10,140	655,044
		1,121,695
Pharmaceuticals — 0.5%
Ascendis Pharma A/S, ADR(1)	32,667	578,206
		578,206
Restaurants — 5.7%
Papa John’s International, Inc.	25,390	1,738,707
Popeyes Louisiana Kitchen, Inc.(1)	26,190	1,476,068
Red Robin Gourmet Burgers, Inc.(1)	29,350	2,222,969
Wingstop, Inc.(1)	29,810	714,844
		6,152,588
Securities Brokerage & Services — 0.7%
MarketAxess Holdings, Inc.	7,584	704,402
		704,402
Semiconductors & Components — 3.8%
M/A-COM Technology Solutions Holdings, Inc.(1)	43,954	1,274,226
Monolithic Power Systems, Inc.	30,200	1,546,240
Tower Semiconductor Ltd.(1)	103,117	1,327,116
		4,147,582
Specialty Retail — 2.1%
Boot Barn Holdings, Inc.(1)	36,720	676,749
Lithia Motors, Inc., Class A	15,080	1,630,299
		2,307,048
Steel — 1.2%
Steel Dynamics, Inc.	72,810	1,250,876
		1,250,876
Textiles, Apparel & Shoes — 3.0%
Carter’s, Inc.	12,776	1,158,016
G-III Apparel Group Ltd.(1)	20,630	1,272,046
Steven Madden Ltd.(1)	23,400	856,908
		3,286,970

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH EQUITY VIP SERIES

September 30, 2015 (unaudited)	Shares	Value
Truckers — 1.2%
Knight Transportation, Inc.	52,410	$1,257,840
		1,257,840
Total Common Stocks (Cost $93,949,705)		105,749,055

	Principal Amount	Value
Repurchase Agreements — 1.9%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 9/30/2015, maturity value of $2,015,000, due 10/1/2015(2)	$2,015,000	2,015,000
Total Repurchase Agreements (Cost $2,015,000)		2,015,000
Total Investments — 100.1% (Cost $95,964,705)		107,764,055
Other Liabilities, Net — (0.1)%		(59,415)
Total Net Assets — 100.0%		$107,704,640

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	3.625%	2/15/2044	$2,060,738

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH EQUITY VIP SERIES

The following is a summary of the inputs used as of September 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$105,749,055	$—	$—	$105,749,055
Repurchase Agreements	—	2,015,000	—	2,015,000

Total	$105,749,055	$2,015,000	$—	$107,764,055

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL VIP SERIES

September 30, 2015 (unaudited)	Shares	Value
Common Stocks — 97.4%
Australia — 4.9%
BHP Billiton Ltd.	115,636	$1,826,389
CSL Ltd.	38,086	2,396,873
Insurance Australia Group Ltd.	217,196	742,620
National Australia Bank Ltd.	110,310	2,334,481
Suncorp Group Ltd.	219,524	1,888,484
		9,188,847
Belgium — 3.5%
Ageas	44,032	1,809,804
KBC Groep N.V.	32,595	2,061,372
Melexis N.V.	22,215	1,029,085
Proximus	43,786	1,514,643
		6,414,904
Denmark — 4.1%
Danske Bank A/S	66,740	2,016,905
Pandora A/S	19,902	2,324,932
Royal Unibrew A/S	89,078	3,335,202
		7,677,039
France — 7.1%
Air Liquide S.A.	18,692	2,215,977
AXA S.A.	70,056	1,700,885
Bureau Veritas S.A.	111,484	2,353,457
Cap Gemini S.A.	28,328	2,529,769
Cie Generale des Etablissements Michelin	21,570	1,973,533
TOTAL S.A.	55,094	2,478,285
		13,251,906
Germany — 7.9%
Allianz SE (Reg S)	7,241	1,137,509
Bayer AG (Reg S)	21,484	2,756,361
Deutsche Boerse AG	25,926	2,235,961
Deutsche Wohnen AG	65,556	1,753,259
Drillisch AG	31,775	1,693,533
HeidelbergCement AG	17,440	1,197,638
HUGO BOSS AG	23,113	2,598,836
SAP SE	21,255	1,376,977
		14,750,074
Hong Kong — 3.8%
Cheung Kong Property Holdings Ltd.	212,000	1,553,179
CK Hutchison Holdings Ltd.	139,500	1,821,809
Hengan International Group Co. Ltd.	202,500	1,980,083
Power Assets Holdings Ltd.	183,500	1,737,623
		7,092,694
Italy — 3.3%
Enel S.p.A.	676,789	3,019,826
Eni S.p.A.	99,545	1,565,876
Intesa Sanpaolo S.p.A.	441,567	1,559,923
		6,145,625
Japan — 18.4%
Alps Electric Co. Ltd.	30,900	872,617
Asahi Kasei Corp.	156,000	1,100,025
Central Japan Railway Co.	12,400	1,999,223
Chubu Electric Power Co., Inc.	130,000	1,916,749
DCM Holdings Co. Ltd.	199,500	1,458,840
Dowa Holdings Co. Ltd.	191,801	1,453,438
FUJIFILM Holdings Corp.	44,300	1,656,029
Hoya Corp.	48,200	1,578,641
Kao Corp.	48,000	2,175,880
Matsumotokiyoshi Holdings Co. Ltd.	21,000	931,676
Milbon Co. Ltd.	29,900	991,015

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL VIP SERIES

September 30, 2015 (unaudited)	Shares	Value
Mitsubishi UFJ Financial Group, Inc.	301,200	$1,819,922
Nippon Building Fund, Inc.	371	1,795,206
Nippon Telegraph & Telephone Corp.	37,900	1,334,975
Obic Co. Ltd.	19,000	869,141
Oracle Corp. Japan	46,300	1,955,202
Rohto Pharmaceutical Co. Ltd.	72,920	1,119,204
Sanwa Holdings Corp.	247,200	1,701,701
The Musashino Bank Ltd.	31,300	1,130,786
Tokio Marine Holdings, Inc.	16,300	608,968
Toyota Motor Corp.	74,000	4,332,546
USS Co. Ltd.	86,500	1,438,672
		34,240,456
Netherlands — 1.2%
Wolters Kluwer N.V.	73,842	2,277,237
		2,277,237
New Zealand — 1.0%
Fisher & Paykel Healthcare Corp. Ltd.	402,115	1,827,086
		1,827,086
Singapore — 0.7%
Singapore Exchange Ltd.	253,900	1,256,023
		1,256,023
Spain — 2.2%
Banco Bilbao Vizcaya Argentaria S.A.	169,700	1,434,954
Ferrovial S.A.	108,570	2,597,012
		4,031,966
Sweden — 3.3%
Intrum Justitia AB	111,831	3,868,460
Skandinaviska Enskilda Banken AB, Class A	206,390	2,207,386
		6,075,846
Switzerland — 12.3%
Actelion Ltd. (Reg S)(1)	16,196	2,058,447
Bossard Holding AG, Class A (Reg S)(1)	13,177	1,234,867
Nestle S.A. (Reg S)	63,569	4,780,747
Novartis AG (Reg S)	58,858	5,409,747
Roche Holding AG	24,727	6,564,315
U-Blox AG(1)	10,240	2,062,683
UBS Group AG (Reg S)	39,490	730,096
		22,840,902
United Kingdom — 23.7%
Barclays PLC	585,530	2,166,921
BP PLC	256,923	1,303,465
British American Tobacco PLC	90,072	4,969,786
BT Group PLC	451,749	2,875,174
Croda International PLC	49,356	2,025,259
Diageo PLC	101,583	2,729,220
Direct Line Insurance Group PLC	492,614	2,795,168
Experian PLC	165,520	2,657,132
Land Securities Group PLC	134,716	2,568,217
National Grid PLC	262,423	3,654,801
Next PLC	35,289	4,066,776
RELX PLC	224,806	3,855,745
Rio Tinto PLC	64,675	2,170,050
Royal Dutch Shell PLC, Class A	157,230	3,711,733
Smith & Nephew PLC	141,428	2,470,919
		44,020,366
Total Common Stocks (Cost $185,151,559)		181,090,971

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL VIP SERIES

September 30, 2015 (unaudited)	Shares	Value
Preferred Stocks — 0.6%
Japan — 0.6%
Ito En Ltd.	79,000	$1,184,016
		1,184,016
Total Preferred Stocks (Cost $1,246,077)		1,184,016

	Shares	Value
Exchange-Traded Funds — 0.6%
iShares MSCI EAFE ETF	19,342	1,108,683
Total Exchange-Traded Funds (Cost $1,161,288)		1,108,683

	Principal Amount	Value
Repurchase Agreements — 1.1%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 9/30/2015, maturity value of $1,994,000, due 10/1/2015(2)	$1,994,000	1,994,000
Total Repurchase Agreements (Cost $1,994,000)		1,994,000
Total Investments — 99.7% (Cost $189,552,924)		185,377,670
Other Assets, Net — 0.3%		645,487
Total Net Assets — 100.0%		$186,023,157

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	3.625%	2/15/2044	$2,037,713

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL VIP SERIES

The following is a summary of the inputs used as of September 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks:
Australia	$—	$9,188,847	*	$—	$9,188,847
Belgium	—	6,414,904	*	—	6,414,904
Denmark	—	7,677,039	*	—	7,677,039
France	—	13,251,906	*	—	13,251,906
Germany	—	14,750,074	*	—	14,750,074
Hong Kong	—	7,092,694	*	—	7,092,694
Italy	—	6,145,625	*	—	6,145,625
Japan	—	34,240,456	*	—	34,240,456
Netherlands	—	2,277,237	*	—	2,277,237
New Zealand	—	1,827,086	*	—	1,827,086
Singapore	—	1,256,023	*	—	1,256,023
Spain	—	4,031,966	*	—	4,031,966
Sweden	—	6,075,846	*	—	6,075,846
Switzerland	—	22,840,902	*	—	22,840,902
United Kingdom	—	44,020,366	*	—	44,020,366
Preferred Stocks	—	1,184,016	*	—	1,184,016
Exchange-Traded Funds	1,108,683	—		—	1,108,683
Repurchase Agreements	—	1,994,000		—	1,994,000

Total	$1,108,683	$184,268,987		$—	$185,377,670

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS VIP SERIES

September 30, 2015 (unaudited)	Shares	Value
Common Stocks — 97.5%
Brazil — 3.2%
BB Seguridade Participacoes S.A.	36,100	$225,915
Cia Paranaense de Energia, ADR	43,497	357,110
CVC Brasil Operadora e Agencia de Viagens S.A.	39,500	137,495
Fibria Celulose S.A.	33,800	458,681
Raia Drogasil S.A.	22,100	217,962
Telefonica Brasil S.A., ADR	21,157	193,164
		1,590,327
Chile — 2.1%
Banco Santander Chile, ADR	21,919	399,364
Cia Cervecerias Unidas S.A., ADR	13,340	295,481
Enersis S.A., ADR	25,718	325,076
		1,019,921
Czech Republic — 0.6%
Erste Group Bank AG(1)	10,946	318,100
		318,100
Egypt — 0.4%
Commercial International Bank, GDR (Reg S)	33,491	205,300
		205,300
Greece — 0.6%
Tsakos Energy Navigation Ltd.	34,582	281,152
		281,152
Hong Kong — 0.8%
Techtronic Industries Co. Ltd.	58,500	217,710
Xinyi Solar Holdings Ltd.	580,000	199,805
		417,515
India — 10.4%
Bharat Petroleum Corp. Ltd.	22,655	293,425
Bharti Infratel Ltd.	40,190	218,167
Cadila Healthcare Ltd.	17,145	544,955
Dewan Housing Finance Corp. Ltd.	147,976	496,723
HCL Technologies Ltd.	34,630	520,856
HDFC Bank Ltd., ADR	8,882	542,601
Infosys Ltd.	45,134	797,274
IRB Infrastructure Developers Ltd.	134,968	489,901
Tata Motors Ltd., ADR(1)	20,536	462,060
Welspun India Ltd.	21,650	280,764
Yes Bank Ltd.	46,622	520,935
		5,167,661
Indonesia — 2.0%
PT Bank Negara Indonesia (Persero) Tbk	834,100	236,296
PT Sri Rejeki Isman Tbk	9,551,900	250,785
PT Telekomunikasi Indonesia (Persero) Tbk	2,671,600	482,494
		969,575
Mexico — 6.2%
America Movil S.A.B. de C.V., ADR, Series L	14,321	237,013
Banregio Grupo Financiero S.A.B. de C.V.	90,600	483,042
Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A(1)	222,700	332,372
Gruma S.A.B. de C.V., Class B	29,297	402,934
Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	5,153	447,486
Grupo Financiero Interacciones S.A. de C.V., Class O	51,100	291,397
Grupo Mexico S.A.B. de C.V., Series B	186,154	450,274
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	183,600	415,207
		3,059,725
People’s Republic of China — 21.4%
Bank of China Ltd., H shares	2,550,000	1,099,643

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS VIP SERIES

September 30, 2015 (unaudited)	Shares	Value
China Communications Construction Co. Ltd., H shares	216,000	$267,371
China Construction Bank Corp., H shares	1,880,638	1,255,010
China Merchants Bank Co. Ltd., H shares	162,000	394,843
China Mobile Ltd.	134,758	1,607,749
China Petroleum & Chemical Corp., H shares	918,000	564,702
China Resources Gas Group Ltd.	182,000	467,848
China Resources Land Ltd.	194,000	458,095
Chongqing Changan Automobile Co. Ltd., Class B	198,700	335,727
CNOOC Ltd.	338,000	348,453
New China Life Insurance Co. Ltd., H shares	72,100	312,536
Ping An Insurance (Group) Co. of China Ltd., H shares	124,000	620,434
Shenzhen International Holdings Ltd.	267,500	368,397
Sino Biopharmaceutical Ltd.	308,000	380,613
Tencent Holdings Ltd.	80,530	1,359,561
Vipshop Holdings Ltd., ADR(1)	17,226	289,397
Xinjiang Goldwind Science & Technology Co. Ltd., H shares	107,000	187,384
ZTE Corp., H shares	114,600	263,017
		10,580,780
Philippines — 0.8%
Globe Telecom, Inc.	3,840	193,266
Vista Land & Lifescapes, Inc.	1,960,100	211,265
		404,531
Poland — 0.4%
Jeronimo Martins SGPS S.A.	14,400	194,347
		194,347
Qatar — 1.0%
Al Meera Consumer Goods Co.	7,047	484,036
		484,036
Russia — 5.1%
Gazprom PAO, ADR	65,557	266,161
Lukoil PJSC, ADR	16,901	575,653
Luxoft Holding, Inc.(1)	5,423	343,222
MMC Norilsk Nickel PJSC, ADR	22,721	326,477
Sberbank of Russia, ADR	118,305	585,481
X5 Retail Group N.V., GDR (Reg S)(1)	23,810	414,294
		2,511,288
South Africa — 6.4%
Mondi Ltd.	16,498	345,919
Naspers Ltd., N shares	8,399	1,052,622
Net 1 UEPS Technologies, Inc.(1)	14,583	244,120
Sasol Ltd.	8,672	242,926
Standard Bank Group Ltd.	50,365	491,773
Steinhoff International Holdings Ltd.	89,209	547,783
Telkom S.A. SOC Ltd.	46,436	223,259
		3,148,402
South Korea — 17.5%
BNK Financial Group, Inc.	49,634	575,497
CJ CheilJedang Corp.	1,511	486,869
GS Retail Co. Ltd.	9,318	481,168
Hana Tour Service, Inc.	3,653	448,813
Hanwha Life Insurance Co. Ltd.	42,754	294,594
Hyundai Development Co.	7,250	334,792
Hyundai Marine & Fire Insurance Co. Ltd.	12,982	331,231
KB Financial Group, Inc.	17,986	534,629
Kia Motors Corp.	10,772	488,308
Korea Electric Power Corp.	17,552	723,649
KT&G Corp.	4,912	462,540
LG Chem Ltd.	1,373	332,813
LG Uplus Corp.	43,226	442,453
LOTTE Himart Co. Ltd.	7,773	435,253
Samkee Automotive Co. Ltd.	61,974	209,929

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS VIP SERIES

September 30, 2015 (unaudited)	Shares	Value
Samsung Electronics Co. Ltd.	1,658	$1,590,773
Silicon Works Co. Ltd.	6,932	193,070
Wonik IPS Co. Ltd.(1)	39,386	305,160
		8,671,541
Taiwan — 12.5%
CTBC Financial Holding Co. Ltd.	1,034,834	534,937
Hon Hai Precision Industry Co. Ltd.	134,000	350,068
Largan Precision Co. Ltd.	3,000	234,135
Nan Ya Plastics Corp.	277,000	470,079
Pou Chen Corp.	192,000	288,826
Powertech Technology, Inc.	215,000	389,482
Primax Electronics Ltd.	370,000	482,364
Taishin Financial Holding Co. Ltd.	479,000	170,235
Taiwan Mobile Co. Ltd.	161,000	492,918
Taiwan Paiho Ltd.	167,000	455,735
Taiwan Semiconductor Manufacturing Co. Ltd.	455,259	1,824,530
Uni-President Enterprises Corp.	288,000	500,126
		6,193,435
Thailand — 2.0%
CP ALL PCL (Reg F)(2)	246,100	325,042
GFPT PCL (Reg F)(2)	614,300	163,521
Thai Oil PCL (Reg F)(2)	121,400	176,977
The Siam Cement PCL (Reg F)	25,300	325,138
		990,678
Turkey — 2.3%
Celebi Hava Servisi A.S.	31,547	352,092
Tat Gida Sanayi A.S.(1)	133,619	282,764
Turkiye Garanti Bankasi A.S.	216,193	503,122
		1,137,978
United Arab Emirates — 1.8%
Air Arabia PJSC	947,803	361,906
Dubai Islamic Bank PJSC	275,922	505,112
		867,018
Total Common Stocks (Cost $50,435,949)		48,213,310

	Shares	Value
Preferred Stocks — 0.7%
Brazil — 0.7%
Itau Unibanco Holding S.A.	53,797	359,732
		359,732
Total Preferred Stocks (Cost $729,678)		359,732

	Principal Amount	Value
Repurchase Agreements — 1.1%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 9/30/2015, maturity value of $524,000, due 10/1/2015(3)	$524,000	524,000
Total Repurchase Agreements (Cost $524,000)		524,000
Total Investments — 99.3% (Cost $51,689,627)		49,097,042
Other Assets, Net — 0.7%		358,355
Total Net Assets — 100.0%		$49,455,397

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS VIP SERIES

(1)	Non-income-producing security.
(2)	Fair valued security.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	3.625%	2/15/2044	$535,331

Legend:

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS VIP SERIES

The following is a summary of the inputs used as of September 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks:
Brazil	$1,590,327	$—		$—	$1,590,327
Chile	1,019,921	—		—	1,019,921
Czech Republic	—	318,100	*	—	318,100
Egypt	205,300	—		—	205,300
Greece	281,152	—		—	281,152
Hong Kong	—	417,515	*	—	417,515
India	1,004,661	4,163,000	*	—	5,167,661
Indonesia	—	969,575	*	—	969,575
Mexico	3,059,725	—		—	3,059,725
People’s Republic of China	289,397	10,291,383	*	—	10,580,780
Philippines	—	404,531	*	—	404,531
Poland	—	194,347	*	—	194,347
Qatar	—	484,036	*	—	484,036
Russia	1,075,844	1,435,444	*	—	2,511,288
South Africa	244,120	2,904,282	*	—	3,148,402
South Korea	—	8,671,541	*	—	8,671,541
Taiwan	—	6,193,435	*	—	6,193,435
Thailand	—	990,678	*	—	990,678
Turkey	—	1,137,978	*	—	1,137,978
United Arab Emirates	—	867,018	*	—	867,018
Preferred Stocks	359,732	—		—	359,732
Repurchase Agreements	—	524,000		—	524,000

Total	$9,130,179	$39,966,863		$—	$49,097,042

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Securities (unaudited)
Balance as of 12/31/2014	$386,404
Change in unrealized appreciation/depreciation	—
Net realized gain	—
Purchases	—
Sales	—
Transfers into/out of Level 3	(386,404)

Balance as of 9/30/2015	—

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

September 30, 2015 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities — 7.5%
FHLMC
4.00% due 1/1/2041(1)	$4,083,066	$4,360,142
7.00% due 9/1/2038	112,056	123,246
1534 Z 5.00% due 6/15/2023	222,372	238,754
3227 PR 5.50% due 9/15/2035(1)	2,412,901	2,537,103
FNMA
2.285% due 12/1/2036(2)	352,584	375,368
2.483% due 8/1/2046(2)	248,536	249,259
3.00% due 4/1/2043 - 7/1/2043	14,529,047	14,768,526
3.50% due 11/1/2042 - 10/14/2045	14,026,220	14,631,606
4.00% due 9/1/2040 - 11/1/2040	5,101,688	5,452,992
4.50% due 12/1/2038 - 3/1/2044	7,387,420	8,021,427
5.00% due 4/1/2023 - 12/1/2039	3,291,029	3,624,640
5.50% due 1/1/2038 - 2/1/2039	2,070,392	2,309,875
6.00% due 8/1/2021	133,965	145,446
7.00% due 2/1/2032 - 6/1/2032	73,754	88,459
7.50% due 12/1/2029	87,393	108,358
8.00% due 1/1/2030 - 9/1/2030	40,623	48,802
GNMA
6.00% due 10/15/2032 - 12/15/2033	230,999	267,221
Total Agency Mortgage-Backed Securities (Cost $55,319,726)		57,351,224

	Principal Amount	Value
Asset-Backed Securities - 3.7%
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.105% due 4/25/2033(2)	388,397	394,721
Avis Budget Rental Car Funding AESOP LLC 2014-1A A 2.46% due 7/20/2020(3)	4,000,000	4,058,632
CNH Equipment Trust 2012-C A4 0.87% due 9/16/2019(1)	8,000,000	7,995,368
DB Master Finance LLC 2015-1A A2I 3.262% due 2/20/2045(3)	1,432,800	1,441,458
Domino’s Pizza Master Issuer LLC 2012-1A A2 5.216% due 1/25/2042(1)(3)	6,570,500	6,767,392
Ford Credit Floorplan Master Owner Trust 2012-5 A 1.49% due 9/15/2019(1)	5,550,000	5,575,730
Synchrony Credit Card Master Note Trust 2012-6 A 1.36% due 8/17/2020	2,300,000	2,301,090
Total Asset-Backed Securities (Cost $28,277,186)		28,534,391

	Principal Amount	Value
Senior Secured Loans — 4.4%
Building Materials — 0.4%
Generac Power Systems, Inc. Term Loan B 3.50% due 5/31/2020(2)	1,351,500	1,304,198

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

September 30, 2015 (unaudited)	Principal Amount	Value
Quikrete Holdings, Inc. 1st Lien Term Loan 4.00% due 9/28/2020(2)	$1,517,280	$1,506,537
		2,810,735
Environmental — 0.5%
Granite Acquisition, Inc. Term Loan B 5.00% due 12/19/2021(2)	3,802,682	3,720,278
Term Loan C 5.00% due 12/19/2021(2)	168,582	164,929
		3,885,207
Gaming — 1.1%
MGM Resorts International Term Loan B 3.50% due 12/20/2019(2)	3,909,548	3,876,316
Scientific Games International, Inc. 2014 Term Loan B1 6.00% due 10/18/2020(2)	4,912,500	4,843,185
		8,719,501
Leisure — 0.3%
WMG Acquisition Corp. New Term Loan 3.75% due 7/1/2020(2)	1,957,544	1,917,003
		1,917,003
Pharmaceuticals — 1.1%
Amgen, Inc. Term Loan 1.327% due 9/18/2018(2)	1,764,000	1,756,644
RPI Finance Trust Term Loan B4 3.50% due 11/9/2020(2)	6,843,524	6,813,618
		8,570,262
Retailers — 0.5%
BJ’s Wholesale Club, Inc. New 1st Lien Term Loan 4.50% due 9/26/2019(2)	3,963,110	3,919,516
		3,919,516
Wireless — 0.5%
Crown Castle Operating Co. Term Loan B2 3.00% due 1/31/2021(2)	3,910,317	3,893,894
		3,893,894
Total Senior Secured Loans (Cost $33,983,331)		33,716,118

	Principal Amount	Value

Commercial Mortgage-Backed Securities — 13.2%
Banc of America Commercial Mortgage Trust 2006-1 A4 5.372% due 9/10/2045(1)(2)	665,458	666,038
2008-1 A4 6.424% due 2/10/2051(2)	1,428,897	1,540,554
Banc of America Merrill Lynch Commercial Mortgage, Inc. 2005-6 A4 5.315% due 9/10/2047(1)(2)	1,128,553	1,127,375

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

September 30, 2015 (unaudited)	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust 2005-PW10 A4 5.405% due 12/11/2040(1)(2)	$1,109,624	$1,109,654
2005-PW10 AM 5.449% due 12/11/2040(1)(2)	3,466,000	3,475,105
2007-PW16 AM 5.895% due 6/11/2040(2)	5,350,000	5,672,947
Citigroup Commercial Mortgage Trust 2013-375P B 3.635% due 5/10/2035(1)(2)(3)	4,100,000	4,168,212
2014-388G B 1.257% due 6/15/2033(2)(3)	4,000,000	3,958,672
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM 5.648% due 10/15/2048	5,785,000	5,990,790
Credit Suisse Commercial Mortgage Trust 2006-C3 A3 5.998% due 6/15/2038(2)	3,169,393	3,205,311
Crown Castle Towers LLC Sr. Sec. Nt. 6.113% due 1/15/2040(1)(3)	5,800,000	6,536,182
DBUBS Mortgage Trust 2011-LC1A3 5.002% due 11/10/2046(1)(3)	4,500,000	5,079,667
Fairway Outdoor Funding LLC 2012-1A A2 4.212% due 10/15/2042(3)	4,590,361	4,637,964
GE Capital Commercial Mortgage Corp. 2006-C1 A4 5.464% due 3/10/2044(1)(2)	4,625,786	4,633,349
GMAC Commercial Mortgage Securities, Inc. 2006-C1 AM 5.29% due 11/10/2045(2)	2,100,000	2,104,857
Hilton U.S.A. Trust 2013-HLT AFX 2.662% due 11/5/2030(3)	6,000,000	6,014,130
JPMorgan Chase Commercial Mortgage Securities Trust 2005-CB13 AM 5.468% due 1/12/2043(2)	5,400,000	5,401,534
2006-LDP7 AM 6.10% due 4/15/2045(1)(2)	5,240,000	5,361,505
2007-CB18 A4 5.44% due 6/12/2047(1)	6,624,068	6,861,779
2011-PLSD A2 3.364% due 11/13/2028(3)	5,000,000	5,110,595
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 A2 2.936% due 11/15/2046	6,000,000	6,221,328
Morgan Stanley Capital I Trust 2007-IQ16 A4 5.809% due 12/12/2049	2,091,928	2,224,998
Queens Center Mortgage Trust 2013-QCA A 3.275% due 1/11/2037(3)	3,850,000	3,934,804
SBA Tower Trust 2.24% due 4/15/2043(3)	1,500,000	1,490,091
Wachovia Bank Commercial Mortgage Trust 2004-C11 A5 5.215% due 1/15/2041(1)(2)	415,281	414,760
2007-C33 AM 6.15% due 2/15/2051(2)	4,350,000	4,639,928
Total Commercial Mortgage-Backed Securities (Cost $104,470,131)		101,582,129

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

September 30, 2015 (unaudited)	Principal Amount	Value
Corporate Bonds — 47.9%
Aerospace & Defense — 0.1%
Northrop Grumman Space & Mission Systems Corp. 7.75% due 6/1/2029	$500,000	$651,121
		651,121
Automotive — 2.6%
BorgWarner, Inc. Sr. Nt. 4.625% due 9/15/2020(1)	1,500,000	1,641,267
Daimler Finance North America LLC 0.775% due 5/18/2018(2)(3)	5,000,000	4,937,920
Ford Motor Credit Co. LLC Sr. Nt. 4.25% due 9/20/2022	4,700,000	4,845,883
General Motors Financial Co., Inc. 2.625% due 7/10/2017	3,500,000	3,508,113
3.25% due 5/15/2018	3,500,000	3,540,639
RCI Banque S.A. Sr. Nt. 4.60% due 4/12/2016(3)	1,500,000	1,524,529
		19,998,351
Banking — 18.0%
Ally Financial, Inc. 2.75% due 1/30/2017	3,000,000	2,977,170
Bank of America Corp. Sr. Nt. 1.50% due 10/9/2015	500,000	500,040
2.00% due 1/11/2018	3,000,000	3,011,094
Sub. Nt. 4.25% due 10/22/2026	3,600,000	3,559,014
Sr. Nt. 5.70% due 1/24/2022(1)	7,000,000	7,984,396
BB&T Corp. Sub. Nt. 5.20% due 12/23/2015	5,275,000	5,332,313
Citigroup, Inc. Sr. Nt. 4.50% due 1/14/2022(1)	4,700,000	5,083,454
6.125% due 11/21/2017(1)	3,700,000	4,033,174
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.95% due 11/9/2022(1)	4,000,000	4,017,268
Countrywide Financial Corp. Sub. Nt. 6.25% due 5/15/2016	4,000,000	4,113,552
Credit Suisse/New York NY Sr. Nt. 5.30% due 8/13/2019	2,200,000	2,445,907
Discover Bank/Greenwood DE Sub. Nt. 7.00% due 4/15/2020	2,350,000	2,724,529
Fifth Third Bank Sr. Nt. 0.90% due 2/26/2016	500,000	500,020
Sr. Nt. 1.15% due 11/18/2016(1)	5,000,000	5,002,140
HSBC Holdings PLC Sr. Nt. 5.10% due 4/5/2021(1)	5,000,000	5,536,500
HSBC U.S.A., Inc. Sr. Nt. 0.784% due 3/3/2017(2)	10,000,000	9,972,320
Huntington Bancshares, Inc. Sub. Nt. 7.00% due 12/15/2020	1,500,000	1,770,730

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

September 30, 2015 (unaudited)	Principal Amount	Value
Intesa Sanpaolo S.p.A. 3.125% due 1/15/2016	$790,000	$794,272
Sr. Nt. 3.875% due 1/16/2018	1,900,000	1,957,255
JPMorgan Chase & Co. Sub. Nt. 3.375% due 5/1/2023(1)	6,700,000	6,547,675
Sr. Nt. 3.45% due 3/1/2016	1,600,000	1,617,594
Sub. Nt. 5.15% due 10/1/2015	2,300,000	2,300,000
Sr. Nt. 6.30% due 4/23/2019	3,000,000	3,411,054
Lloyds Bank PLC 5.80% due 1/13/2020(3)	1,300,000	1,485,271
Macquarie Bank Ltd. Sr. Nt. 2.00% due 8/15/2016(1)(3)	4,000,000	4,028,244
Morgan Stanley Sr. Nt. 3.75% due 2/25/2023	3,000,000	3,072,702
5.95% due 12/28/2017(1)	4,000,000	4,359,036
Regions Bank/Birmingham AL Sub. Nt. 7.50% due 5/15/2018(1)	4,000,000	4,484,644
Royal Bank of Scotland Group PLC Sub. Nt. 6.125% due 12/15/2022	3,500,000	3,787,728
Skandinaviska Enskilda Banken AB Sr. Nt. 1.75% due 3/19/2018(3)	5,250,000	5,246,288
Standard Chartered PLC Sub. Nt. 3.95% due 1/11/2023(1)(3)	2,700,000	2,516,079
State Street Bank & Trust Co. Sub. Nt. 5.30% due 1/15/2016	370,000	374,735
The Bear Stearns Cos. LLC Sr. Nt. 5.30% due 10/30/2015	1,000,000	1,003,260
The Goldman Sachs Group, Inc. Sub. Nt. 5.625% due 1/15/2017	3,770,000	3,959,371
Sr. Nt. 5.75% due 1/24/2022(1)	2,750,000	3,156,145
The Huntington National Bank Sr. Nt. 1.35% due 8/2/2016(1)	5,200,000	5,202,018
2.00% due 6/30/2018	3,500,000	3,508,949
UBS AG/Stamford CT Sr. Nt. 4.875% due 8/4/2020(1)	4,000,000	4,439,776
Wells Fargo Bank N.A. Sub. Nt. 5.75% due 5/16/2016(1)	2,700,000	2,784,388
		138,600,105

Building Materials — 0.3%
Owens Corning 4.20% due 12/15/2022(1)	2,400,000	2,431,510
		2,431,510
Cable Satellite — 0.7%
Comcast Corp. 6.45% due 3/15/2037	2,000,000	2,531,066

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

September 30, 2015 (unaudited)	Principal Amount	Value
Cox Communications, Inc. Sr. Nt. 5.50% due 10/1/2015	$435,000	$435,000
Time Warner Cable, Inc. 5.85% due 5/1/2017	2,000,000	2,116,686
		5,082,752
Chemicals — 1.2%
Cabot Corp. Sr. Nt. 3.70% due 7/15/2022	3,200,000	3,219,091
Ecolab, Inc. Sr. Nt. 5.50% due 12/8/2041(1)	1,300,000	1,470,353
FMC Corp. Sr. Nt. 5.20% due 12/15/2019	500,000	545,336
LyondellBasell Industries N.V. Sr. Nt. 5.00% due 4/15/2019(1)	3,600,000	3,881,527
		9,116,307
Electric — 1.1%
Nevada Power Co. 6.65% due 4/1/2036(1)	600,000	764,377
NextEra Energy Capital Holdings, Inc. 1.586% due 6/1/2017	4,500,000	4,501,499
PPL Electric Utilities Corp. 6.25% due 5/15/2039	1,455,000	1,880,913
Virginia Electric and Power Co. Sr. Nt. 8.875% due 11/15/2038	800,000	1,283,912
		8,430,701
Energy - Integrated — 0.6%
BP Capital Markets PLC 4.50% due 10/1/2020(1)	2,600,000	2,858,323
Suncor Energy, Inc. Sr. Nt. 6.50% due 6/15/2038	1,700,000	2,036,777
		4,895,100
Finance Companies — 1.0%
AerCap Ireland Capital Ltd. 3.75% due 5/15/2019	2,900,000	2,849,250
General Electric Capital Corp. 6.75% due 3/15/2032	1,000,000	1,354,170
International Lease Finance Corp. Sr. Nt. 4.625% due 4/15/2021	3,800,000	3,819,000
		8,022,420
Food And Beverage — 1.4%
Anheuser-Busch InBev Worldwide, Inc. 3.75% due 7/15/2042(1)	5,000,000	4,292,585
Kraft Heinz Foods Co. 2.00% due 7/2/2018(3)	4,500,000	4,506,268
Mead Johnson Nutrition Co. Sr. Nt. 4.90% due 11/1/2019	1,200,000	1,312,752
Mondelez International, Inc. Sr. Nt. 4.125% due 2/9/2016(1)	875,000	884,664
		10,996,269

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

September 30, 2015 (unaudited)	Principal Amount	Value
Government Related — 1.5%
Dolphin Energy Ltd. Sr. Sec. Nt. 5.888% due 6/15/2019(3)	$1,050,600	$1,125,928
Petrobras Global Finance B.V. 5.875% due 3/1/2018	4,000,000	3,300,000
Petroleos Mexicanos 5.75% due 3/1/2018	4,000,000	4,233,800
Sinopec Group Overseas Development Ltd. 1.75% due 4/10/2017(3)	2,779,000	2,778,275
		11,438,003
Health Insurance — 0.2%
UnitedHealth Group, Inc. Sr. Nt. 6.50% due 6/15/2037	1,500,000	1,910,139
		1,910,139
Healthcare — 1.2%
Amsurg Corp. 5.625% due 11/30/2020	2,000,000	2,030,000
Bio-Rad Laboratories, Inc. Sr. Nt. 4.875% due 12/15/2020	650,000	711,265
Fresenius Medical Care U.S. Finance, Inc. 6.875% due 7/15/2017	1,500,000	1,605,000
Thermo Fisher Scientific, Inc. Sr. Nt. 1.30% due 2/1/2017	5,000,000	4,997,350
		9,343,615
Home Construction — 0.5%
Toll Brothers Finance Corp. 5.875% due 2/15/2022	3,500,000	3,753,750
		3,753,750
Independent Energy — 1.4%
Anadarko Petroleum Corp. Sr. Nt. 5.95% due 9/15/2016(1)	4,000,000	4,156,880
Chesapeake Energy Corp. 7.25% due 12/15/2018	2,000,000	1,655,000
Marathon Oil Corp. Sr. Nt. 0.90% due 11/1/2015	1,000,000	999,782
Talisman Energy, Inc. Sr. Nt. 5.50% due 5/15/2042	3,200,000	2,472,035
Whiting Petroleum Corp. 6.50% due 10/1/2018	1,600,000	1,500,000
		10,783,697
Insurance - Life — 1.4%
MetLife, Inc. Jr. Sub. Nt. 6.40% due 12/15/2066	500,000	545,000
Prudential Financial, Inc. Sr. Nt. 7.375% due 6/15/2019	6,277,000	7,390,829
Symetra Financial Corp. Sr. Nt. 6.125% due 4/1/2016(3)	800,000	817,559
Teachers Insurance & Annuity Association of America Sub. Nt. 6.85% due 12/16/2039(3)	1,200,000	1,502,557

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

September 30, 2015 (unaudited)	Principal Amount	Value
UnumProvident Finance Co. PLC 6.85% due 11/15/2015(3)	$563,000	$566,273
		10,822,218
Insurance: Property - Casualty — 0.4%
Berkshire Hathaway Finance Corp. 5.75% due 1/15/2040(1)	1,500,000	1,751,086
ZFS Finance U.S.A. Trust II Jr. Sub. Nt. 6.45% due 12/15/2065(2)(3)	1,600,000	1,616,000
		3,367,086
Media - Entertainment — 0.2%
Time Warner Cos., Inc. 7.57% due 2/1/2024	1,450,000	1,789,710
		1,789,710
Metals And Mining — 1.9%
Allegheny Technologies, Inc. Sr. Nt. 9.375% due 6/1/2019(1)	1,500,000	1,582,500
Anglo American Capital PLC 2.625% due 9/27/2017(3)	4,000,000	3,741,296
Freeport-McMoRan, Inc. 3.55% due 3/1/2022	2,300,000	1,725,000
Steel Dynamics, Inc. 5.25% due 4/15/2023	1,750,000	1,601,250
Vale Overseas Ltd. 6.25% due 1/23/2017	5,600,000	5,700,016
		14,350,062
Midstream — 1.4%
Energy Transfer Partners LP Sr. Nt. 5.15% due 2/1/2043(1)	2,000,000	1,574,924
Enterprise Products Operating LLC Series A 8.375% due 8/1/2066(1)(2)	1,600,000	1,574,000
Kinder Morgan Energy Partners LP 4.10% due 11/15/2015	231,000	231,654
5.00% due 10/1/2021	1,600,000	1,638,395
Kinder Morgan Finance Co. LLC 5.70% due 1/5/2016	1,285,000	1,298,275
Williams Partners LP Sr. Nt. 5.25% due 3/15/2020	3,900,000	4,157,108
		10,474,356
Oil Field Services — 0.7%
Nabors Industries, Inc. 4.625% due 9/15/2021	3,150,000	2,859,308
Weatherford International Ltd. 5.125% due 9/15/2020	1,500,000	1,307,199
6.50% due 8/1/2036	1,200,000	912,220
		5,078,727
Packaging — 0.2%
Silgan Holdings, Inc. Sr. Nt. 5.00% due 4/1/2020	1,500,000	1,511,250
		1,511,250
Paper — 1.4%
Georgia-Pacific LLC 5.40% due 11/1/2020(3)	6,675,000	7,479,725

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

September 30, 2015 (unaudited)	Principal Amount	Value
Rock Tenn Co. 4.90% due 3/1/2022	$3,200,000	$3,472,310
		10,952,035
Pharmaceuticals — 0.9%
Gilead Sciences, Inc. Sr. Nt. 4.40% due 12/1/2021(1)	6,150,000	6,664,386
		6,664,386
Railroads — 0.5%
CSX Corp. Sr. Nt. 4.75% due 5/30/2042	1,250,000	1,238,899
Norfolk Southern Corp. Sr. Nt. 5.75% due 1/15/2016	2,500,000	2,534,005
		3,772,904
Real Estate Investment Trusts — 1.0%
DDR Corp. Sr. Nt. 4.75% due 4/15/2018	2,000,000	2,116,474
Equity Commonwealth Sr. Nt. 5.875% due 9/15/2020	1,200,000	1,311,914
ProLogis LP 6.875% due 3/15/2020	541,000	628,947
Simon Property Group LP Sr. Nt. 4.125% due 12/1/2021(1)	3,100,000	3,316,799
		7,374,134
Supermarkets — 0.4%
The Kroger Co. 3.90% due 10/1/2015	3,000,000	3,000,000
		3,000,000
Technology — 0.7%
Hewlett-Packard Co. Sr. Nt. 3.75% due 12/1/2020(1)	5,000,000	5,169,505
		5,169,505
Wireless — 1.4%
America Movil S.A.B. de C.V. 5.00% due 10/16/2019(1)	3,600,000	3,914,640
Sprint Communications, Inc. Sr. Nt. 6.00% due 12/1/2016	3,000,000	2,956,875
Vodafone Group PLC Sr. Nt. 6.15% due 2/27/2037(1)	3,350,000	3,613,632
		10,485,147
Wirelines — 3.6%
AT&T, Inc. Sr. Nt. 2.30% due 3/11/2019(1)	9,000,000	9,031,896
6.30% due 1/15/2038(1)	2,200,000	2,420,585
Deutsche Telekom International Finance B.V. 8.75% due 6/15/2030(1)	850,000	1,215,226
Orange S.A. Sr. Nt. 9.00% due 3/1/2031	335,000	474,864
Telecom Italia Capital S.A. 5.25% due 10/1/2015	3,550,000	3,550,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

September 30, 2015 (unaudited)	Principal Amount	Value
Verizon Communications, Inc. Sr. Nt. 0.70% due 11/2/2015	$380,000	$380,065
4.522% due 9/15/2048	1,618,000	1,421,879
6.55% due 9/15/2043(1)	7,500,000	8,860,830
		27,355,345
Total Corporate Bonds (Cost $363,442,286)		367,620,705

	Principal Amount	Value
Municipal Bonds — 0.9%
Chicago Illinois Metropolitan Wtr. Reclamation Dist. Greater Chicago G.O. Build America Bonds Taxable Direct Payment 5.72% due 12/1/2038(1)	1,600,000	1,928,016
Illinois St. Toll Hwy. Auth. Toll Hwy. Rev. Build America Bonds Ser. A 6.184% due 1/1/2034	1,000,000	1,223,080
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Rev. Build America Bonds Ser. EE 6.011% due 6/15/2042	1,600,000	2,052,624
San Diego Cnty. California Wtr. Auth. Fing. Agcy. Wtr. Rev. Build America Bonds Ser. B 6.138% due 5/1/2049	1,500,000	1,888,875
Total Municipal Bonds (Cost $5,719,508)		7,092,595

	Principal Amount	Value
Non-Agency Mortgage-Backed Securities — 4.2%
Banc of America Alternative Loan Trust 2004-1 2A1 6.00% due 2/25/2034(1)	1,936,863	2,042,011
Bear Stearns ALT-A Trust 2003-3 2A 2.908% due 10/25/2033(2)	2,438,198	2,455,002
Countrywide Alternative Loan Trust 2006-19CB A15 6.00% due 8/25/2036	873,657	796,259
Countrywide Home Loans Mortgage Pass-Through Trust 2002-19 1A1 6.25% due 11/25/2032	258,408	270,032
2004-5 2A9 5.25% due 5/25/2034	658,972	681,500
Deutsche Alt-A Securities Mortgage Loan Trust 2007-AR3 2A2B 0.434% due 6/25/2037(2)	3,916,817	3,270,636
Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN1 M2 2.394% due 2/25/2024(2)	4,500,000	4,532,337
GSR Mortgage Loan Trust 2004-10F 6A1 5.00% due 9/25/2034	858,867	889,124
Impac CMB Trust 2004-7 1A1 0.934% due 11/25/2034(2)	2,473,195	2,349,344

JPMorgan Mortgage Trust 2004-S2 1A3 4.75% due 11/25/2019	689,160	697,123
2005-A3 11A2 2.712% due 6/25/2035(1)(2)	3,176,485	3,232,722
Master Adjustable Rate Mortgages Trust 2004-13 3A1 2.763% due 11/21/2034(2)	2,215,593	2,270,595

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

September 30, 2015 (unaudited)	Principal Amount	Value
Master Asset Securitization Trust 2003-10 3A7 5.50% due 11/25/2033	$353,496	$363,178
2003-5 2A1 5.00% due 6/25/2018	236,299	243,228
Prime Mortgage Trust 2003-3 A9 5.50% due 1/25/2034(1)	1,593,835	1,592,538
2004-2 A3 5.25% due 11/25/2019	186,305	188,956
Residential Asset Mortgage Products Trust 2005-SL1 A4 6.00% due 5/25/2032	140,937	141,611
Residential Funding Mortgage Securities I Trust 2005-S3 A1 4.75% due 3/25/2020	557,045	565,651
Structured Asset Securities Corp. 2004-20 7A1 5.25% due 11/25/2034	905,438	917,160
2004-21XS 2A6A 4.74% due 12/25/2034(2)	52,721	53,792
Wells Fargo Mortgage Backed Securities Trust 2004-6 A4 5.50% due 6/25/2034	820,507	859,977
2004-Y 3A1 2.613% due 11/25/2034(2)	2,945,520	2,971,988
2005-2 2A1 4.75% due 4/25/2020(1)	318,710	326,752
2007-13 A7 6.00% due 9/25/2037	743,408	747,576
Total Non-Agency Mortgage-Backed Securities (Cost $32,341,528)		32,459,092

	Principal Amount	Value
U.S. Government Securities — 16.2%
U.S. Treasury Bonds
3.625% due 2/15/2044	27,000,000	31,049,298
3.75% due 11/15/2043	5,000,000	5,886,850
5.375% due 2/15/2031	6,500,000	9,020,953
U.S. Treasury Notes
1.375% due 4/30/2020	22,000,000	22,058,432
1.75% due 5/15/2023	27,000,000	26,770,068
2.00% due 2/15/2025	11,500,000	11,455,081
2.375% due 8/15/2024	17,500,000	18,024,090
Total U.S. Government Securities (Cost $121,594,179)		124,264,772

	Principal Amount	Value
Repurchase Agreements — 3.1%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 9/30/2015, maturity value of $24,254,000, due 10/1/2015(4)	24,254,000	24,254,000
Total Repurchase Agreements (Cost $24,254,000)		24,254,000
Total Investments — 101.1% (Cost $769,401,875)		776,875,026
Other Liabilities, Net — (1.1)%		(8,741,479)
Total Net Assets — 100.0%		$768,133,547

(1)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2015.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2015, the aggregate market value of these securities amounted to $97,070,011, representing 12.6% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLMC	1.00%	9/27/2017	$20,421,600
U.S. Treasury Note	2.00%	10/31/2021	4,320,513

The table below presents futures contracts as of September 30, 2015:

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation
Purchased Futures Contracts
5 YR U.S. Treasury Note	Goldman Sachs & Co.	590	12/31/2015	$71,104	$375,898

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

The following is a summary of the inputs used as of September 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$57,351,224	$—	$57,351,224
Asset-Backed Securities	—	28,534,391	—	28,534,391
Senior Secured Loans	—	33,716,118	—	33,716,118
Commercial Mortgage-Backed Securities	—	101,582,129	—	101,582,129
Corporate Bonds	—	367,620,705	—	367,620,705
Municipal Bonds	—	7,092,595	—	7,092,595
Non-Agency Mortgage-Backed Securities	—	32,459,092	—	32,459,092
U.S. Government Securities	—	124,264,772	—	124,264,772
Repurchase Agreements	—	24,254,000	—	24,254,000
Other Financial Instruments:
Financial Futures Contracts	375,898	—	—	375,898

Total	$375,898	$776,875,026	$—	$777,250,924

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

September 30, 2015 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities — 4.3%
FHLMC 1534 Z 5.00% due 6/15/2023(1)	$30,362	$32,599
5.00% due 8/1/2040(1)	2,252,273	2,483,001
20 H 5.50% due 10/25/2023(1)	17,160	18,715
7.00% due 9/1/2038(1)	9,531	10,483
FNMA
2.483% due 8/1/2046(1)(2)	18,656	18,710
5.00% due 2/1/2041 - 10/1/2041(1)	8,541,572	9,436,471
Total Agency Mortgage-Backed Securities (Cost $12,133,699)		11,999,979

	Principal Amount	Value
Asset-Backed Securities — 13.7%
Ally Auto Receivables Trust 2012-5 A4 0.85% due 1/16/2018(1)	835,000	835,208
2014-2 B 2.10% due 3/16/2020	1,000,000	1,007,652
Ally Master Owner Trust 2013-1 A1 0.657% due 2/15/2018(2)	2,550,000	2,550,793
American Express Credit Account Master Trust 2013-1 A 0.627% due 2/16/2021(1)(2)	1,800,000	1,803,107
2014-1 B 0.707% due 12/15/2021(2)	2,100,000	2,087,560
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.105% due 4/25/2033(2)	35,614	36,194
Avis Budget Rental Car Funding AESOP LLC 2013-1A A 1.92% due 9/20/2019(1)(3)	2,700,000	2,709,950
2014-1A A 2.46% due 7/20/2020(1)(3)	1,250,000	1,268,323
Bank of America Credit Card Trust 2007-A4 A4 0.247% due 11/15/2019(2)	3,000,000	2,985,800
Capital One Multi-Asset Execution Trust 2007-A5 A5 0.247% due 7/15/2020(2)	3,000,000	2,981,724
Chase Issuance Trust 2007-C1 C1 0.667% due 4/15/2019(2)	700,000	696,791
Citibank Credit Card Issuance Trust 2014-A2 A2 1.02% due 2/22/2019(1)	2,500,000	2,502,562
CNH Equipment Trust 2014-B A4 1.61% due 5/17/2021(1)	1,000,000	1,004,855
DB Master Finance LLC 2015-1A A2I 3.262% due 2/20/2045(1)(3)	656,700	660,668
Domino’s Pizza Master Issuer LLC 2012-1A A2 5.216% due 1/25/2042(1)(3)	1,207,812	1,244,006
First Investors Auto Owner Trust 2015-2A A1 1.59% due 12/16/2019(3)	1,165,846	1,167,437

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

September 30, 2015 (unaudited)	Principal Amount	Value
Ford Credit Auto Lease Trust 2014-B A3 0.89% due 9/15/2017(1)	$900,000	$900,070
Golden Credit Card Trust 2015-3A A 0.627% due 7/15/2019(2)(3)	1,600,000	1,597,670
Hyundai Auto Lease Securitization Trust 2014-B A4 1.26% due 9/17/2018(1)(3)	900,000	903,250
Hyundai Auto Receivables Trust 2013-A B 1.13% due 9/17/2018	1,390,000	1,388,322
Kubota Credit Owner Trust 2014-1A A3 1.16% due 5/15/2018(1)(3)	2,600,000	2,598,703
Mercedes-Benz Auto Lease Trust 2013-B A4 0.76% due 7/15/2019(1)	500,000	500,170
Mercedes-Benz Master Owner Trust 2012-AA A 0.79% due 11/15/2017(1)(3)	2,405,000	2,404,998
Nissan Auto Receivables Owner Trust 2013-A A3 0.50% due 5/15/2017(1)	385,317	385,163
Residential Asset Mortgage Products Trust 2002-RS4 AI5 6.163% due 8/25/2032(2)	20,695	19,731
Synchrony Credit Card Master Note Trust 2012-6 A 1.36% due 8/17/2020(1)	2,215,000	2,216,050
Total Asset-Backed Securities (Cost $38,407,837)		38,456,757

	Principal Amount	Value
Senior Secured Loans — 5.9%
Building Materials — 0.9%
ABC Supply Co., Inc. Term Loan 3.50% due 4/16/2020(2)	1,232,462	1,221,160
Generac Power Systems, Inc. Term Loan B 3.50% due 5/31/2020(2)	905,123	873,444
Quikrete Holdings, Inc. 1st Lien Term Loan 4.00% due 9/28/2020(2)	538,847	535,032
		2,629,636
Consumer Products — 0.4%
Bombardier Recreational Products, Inc. New Term Loan B 3.75% due 1/30/2019(2)	977,143	975,765
		975,765
Gaming — 1.4%
Boyd Gaming Corp. Term Loan B 4.00% due 8/14/2020(2)	778,750	777,777
MGM Resorts International Term Loan B 3.50% due 12/20/2019(2)	2,118,880	2,100,869

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

September 30, 2015 (unaudited)	Principal Amount	Value
Scientific Games International, Inc. 2014 Term Loan B1 6.00% due 10/18/2020(2)	$982,500	$968,637
		3,847,283
Healthcare — 1.1%
DaVita HealthCare Partners, Inc. Term Loan B 3.50% due 6/24/2021(2)	1,190,223	1,186,998
Fresenius SE & Co. KGaA USD Term Loan B 2.326% due 8/7/2019(2)	1,960,000	1,957,550
		3,144,548
Leisure — 1.3%
Kasima LLC New Term Loan B 3.25% due 5/17/2021(2)	1,987,500	1,979,212
WMG Acquisition Corp. New Term Loan 3.75% due 7/1/2020(2)	1,729,924	1,694,097
		3,673,309
Lodging — 0.1%
Hilton Worldwide Finance LLC USD Term Loan B2 3.50% due 10/26/2020(2)	142,270	141,795
		141,795
Media - Entertainment — 0.1%
Tribune Media Co. Term Loan 3.75% due 12/27/2020(2)	314,496	311,483
		311,483
Pharmaceuticals — 0.2%
Amgen, Inc. Term Loan 1.327% due 9/18/2018(2)	420,000	418,249
RPI Finance Trust Term Loan A 2.327% due 8/9/2016(2)	99,431	99,151
		517,400
Wireless — 0.4%
Crown Castle Operating Co. Term Loan B2 3.00% due 1/31/2021(2)	1,214,657	1,209,556
		1,209,556
Total Senior Secured Loans (Cost $16,586,751)		16,450,775

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 18.5%
American Tower Trust I 13 1A 1.551% due 3/15/2043(1)(3)	1,000,000	992,239
Banc of America Commercial Mortgage Trust 2006-1 A4 5.372% due 9/10/2045(1)(2)	350,241	350,546
2006-1 AM 5.421% due 9/10/2045(1)(2)	500,000	502,589

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

September 30, 2015 (unaudited)	Principal Amount	Value
2007-3 AM 5.733% due 6/10/2049(1)(2)	$950,000	$1,004,717
2008-1 A4 6.424% due 2/10/2051(1)(2)	1,667,046	1,797,312
Banc of America Merrill Lynch Commercial Mortgage, Inc. 2005-6 A4 5.315% due 9/10/2047(1)(2)	236,413	236,166
Bear Stearns Commercial Mortgage Securities Trust 2005-PW10 A4 5.405% due 12/11/2040(1)(2)	481,283	481,296
2006-T24 AM 5.568% due 10/12/2041(1)(2)	1,700,000	1,765,492
2007-PW16 AM 5.895% due 6/11/2040(1)(2)	900,000	954,328
Citigroup Commercial Mortgage Trust 2006-C5 A4 5.431% due 10/15/2049(1)	999,113	1,025,821
2014-388G B 1.257% due 6/15/2033(1)(2)(3)	1,200,000	1,187,602
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 AM 5.534% due 1/15/2046(1)(2)	1,000,000	1,006,898
2006-CD3 A5 5.617% due 10/15/2048(1)	1,522,621	1,561,619
2006-CD3 AM 5.648% due 10/15/2048(1)	1,350,000	1,398,024
Commercial Mortgage Trust 2014-CR15 A2 2.928% due 2/10/2047	2,200,000	2,280,040
Credit Suisse Commercial Mortgage Trust 2006-C3 A3 5.998% due 6/15/2038(1)(2)	1,407,382	1,423,332
2006-C4 AM 5.509% due 9/15/2039	1,800,000	1,855,323
2006-C5 AM 5.343% due 12/15/2039	1,950,000	2,025,516
GE Capital Commercial Mortgage Corp. 2006-C1 A4 5.464% due 3/10/2044(1)(2)	327,605	328,141
GS Mortgage Securities Trust 2013-GC16 A2 3.033% due 11/10/2046	1,900,000	1,967,705
Hilton U.S.A. Trust 2013-HLT AFX 2.662% due 11/5/2030(1)(3)	2,000,000	2,004,710
JPMBB Commercial Mortgage Securities Trust 2013-C15 A2 2.977% due 11/15/2045	1,000,000	1,035,547
JPMorgan Chase Commercial Mortgage Securities Trust 2005-CB13 AM 5.468% due 1/12/2043(1)(2)	1,500,000	1,500,426
2005-LDP5 AM 5.45% due 12/15/2044(1)(2)	844,600	844,166
2006-LDP7 AM 6.10% due 4/15/2045(1)(2)	1,350,000	1,381,304
2007-CB18 A4 5.44% due 6/12/2047(1)	1,833,489	1,899,286
2007-LD12 AM 6.208% due 2/15/2051(1)(2)	2,100,000	2,237,292
2013-C16 A2 3.07% due 12/15/2046	2,200,000	2,283,510
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 A2 2.936% due 11/15/2046(1)	1,500,000	1,555,332
2013-C8 A2 1.689% due 12/15/2048(1)	1,500,000	1,502,989

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

September 30, 2015 (unaudited)	Principal Amount	Value
Morgan Stanley Capital I Trust 2006-HQ8 A4 5.587% due 3/12/2044(1)(2)	$845,039	$845,706
2007-IQ16 A4 5.809% due 12/12/2049(1)	1,167,371	1,241,628
SBA Tower Trust 2.24% due 4/15/2043(1)(3)	2,000,000	1,986,788
2.933% due 12/15/2042(1)(3)	500,000	507,635
Wachovia Bank Commercial Mortgage Trust 2004-C11 A5 5.215% due 1/15/2041(1)(2)	83,315	83,211
2006-C28 AM 5.603% due 10/15/2048(2)	1,500,000	1,555,312
2007-C31 AM 5.591% due 4/15/2047(1)(2)	1,300,000	1,366,400
2007-C33 AM 6.15% due 2/15/2051(1)(2)	2,250,000	2,399,962
Wells Fargo Commercial Mortgage Trust 2012-LC5 A2 1.844% due 10/15/2045	1,510,000	1,520,257
Total Commercial Mortgage-Backed Securities (Cost $53,475,607)		51,896,167

	Principal Amount	Value
Corporate Bonds — 38.2%
Aerospace & Defense — 0.5%
Harris Corp. Sr. Nt. 1.999% due 4/27/2018(1)	1,000,000	996,362
L-3 Communications Corp. 3.95% due 11/15/2016	500,000	512,638
		1,509,000
Automotive — 1.1%
Ford Motor Credit Co. LLC Sr. Nt. 1.70% due 5/9/2016(1)	2,100,000	2,105,956
General Motors Financial Co., Inc. 3.25% due 5/15/2018(1)	1,000,000	1,011,611
		3,117,567
Banking — 8.2%
Ally Financial, Inc. 2.75% due 1/30/2017(1)	1,600,000	1,587,824
3.125% due 1/15/2016(1)	400,000	398,500
Bank of America Corp. Sr. Nt. 1.70% due 8/25/2017(1)	2,500,000	2,506,570
Barclays Bank PLC Sub. Nt. 6.05% due 12/4/2017(1)(3)	700,000	757,013
Citigroup, Inc. Sr. Nt. 1.85% due 11/24/2017(1)	2,000,000	2,004,686
Credit Agricole S.A. Sr. Nt. 1.625% due 4/15/2016(1)(3)	500,000	501,489
Deutsche Bank AG Sr. Nt. 1.875% due 2/13/2018(1)	2,250,000	2,243,790
HSBC U.S.A., Inc. Sr. Nt. 1.625% due 1/16/2018(1)	500,000	498,580

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

September 30, 2015 (unaudited)	Principal Amount	Value
Intesa Sanpaolo S.p.A. 3.125% due 1/15/2016(1)	$700,000	$703,785
JPMorgan Chase & Co. Sr. Nt. 1.10% due 10/15/2015(1)	500,000	500,115
Lloyds Bank PLC 1.75% due 3/16/2018(1)	1,500,000	1,500,496
4.20% due 3/28/2017(1)	500,000	520,367
Morgan Stanley Sr. Nt. 1.75% due 2/25/2016(1)	1,000,000	1,003,202
3.45% due 11/2/2015(1)	500,000	501,129
Regions Bank/Birmingham AL Sub. Nt. 7.50% due 5/15/2018(1)	500,000	560,580
Royal Bank of Scotland Group PLC Sr. Nt. 1.875% due 3/31/2017(1)	2,500,000	2,493,850
Societe Generale S.A. 2.75% due 10/12/2017(1)	500,000	509,883
SunTrust Banks, Inc. Sr. Nt. 3.60% due 4/15/2016(1)	800,000	809,919
The Huntington National Bank Sr. Nt. 1.30% due 11/20/2016(1)	1,000,000	1,001,018
U.S. Bancorp Jr. Sub. Nt. 3.442% due 2/1/2016(1)	1,000,000	1,008,469
UBS AG/Stamford CT Sr. Nt. 1.80% due 3/26/2018(1)	1,250,000	1,249,365
Wells Fargo Bank N.A. Sub. Nt. 5.75% due 5/16/2016(1)	100,000	103,126
		22,963,756
Brokerage — 0.7%
Jefferies Group LLC Sr. Nt. 3.875% due 11/9/2015(1)	900,000	902,319
Nomura Holdings, Inc. Sr. Nt. 2.00% due 9/13/2016(1)	1,000,000	1,005,000
		1,907,319
Building Materials — 0.2%
Martin Marietta Materials, Inc. Sr. Nt. 6.60% due 4/15/2018(1)	500,000	556,343
		556,343
Cable Satellite — 0.7%
Time Warner Cable, Inc. 5.85% due 5/1/2017(1)	1,750,000	1,852,100
		1,852,100
Construction Machinery — 0.3%
CNH Industrial Capital LLC 3.25% due 2/1/2017(1)	500,000	490,625
3.875% due 11/1/2015(1)	500,000	498,750
		989,375

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

September 30, 2015 (unaudited)	Principal Amount	Value
Consumer Cyclical Services — 0.7%
The ADT Corp. Sr. Nt. 2.25% due 7/15/2017(1)	$2,000,000	$1,970,000
		1,970,000
Diversified Manufacturing — 0.4%
Eaton Corp. 0.95% due 11/2/2015(1)	400,000	400,146
Pentair Finance S.A. 1.35% due 12/1/2015(1) 1.875% due 9/15/2017(1)	250,000 500,000	250,148 494,538
		1,144,832
Electric — 2.3%
American Electric Power Co., Inc. Sr. Nt. 1.65% due 12/15/2017(1)	300,000	299,074
CMS Energy Corp. Sr. Nt. 6.55% due 7/17/2017(1)	500,000	542,723
DPL, Inc. Sr. Nt. 6.50% due 10/15/2016(1)	35,000	35,175
Exelon Corp. Sr. Nt. 1.55% due 6/9/2017	1,250,000	1,247,794
FirstEnergy Corp. Sr. Nt. Series A 2.75% due 3/15/2018(1)	1,100,000	1,103,002
GenOn Energy, Inc. Sr. Nt. 7.875% due 6/15/2017(1)	1,000,000	937,500
NextEra Energy Capital Holdings, Inc. 1.586% due 6/1/2017(1)	1,000,000	1,000,333
The Dayton Power & Light Co. 1.875% due 9/15/2016	1,200,000	1,200,756
		6,366,357
Finance Companies — 1.8%
AerCap Ireland Capital Ltd. 2.75% due 5/15/2017	1,600,000	1,576,000
Air Lease Corp. Sr. Nt. 2.125% due 1/15/2018(1)	1,500,000	1,485,000
CIT Group, Inc. Sr. Nt. 4.25% due 8/15/2017(1)	1,500,000	1,518,750
International Lease Finance Corp. Sr. Nt. 2.287% due 6/15/2016(1)(2)	500,000	497,500
		5,077,250
Financial - Other — 0.1%
Icahn Enterprises LP 3.50% due 3/15/2017(1)	300,000	300,936
		300,936
Food And Beverage — 1.4%
ConAgra Foods, Inc. Sr. Nt. 1.30% due 1/25/2016(1)	1,000,000	1,000,812
Kraft Heinz Foods Co. 1.60% due 6/30/2017(3)	3,000,000	3,004,617
		4,005,429

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

September 30, 2015 (unaudited)	Principal Amount	Value
Government Related — 1.3%
Abu Dhabi National Energy Co. PJSC Sr. Nt. 2.50% due 1/12/2018(1)(3)	$500,000	$499,564
CNOOC Nexen Finance 2014 ULC 1.625% due 4/30/2017(1)	2,000,000	1,996,276
Petrobras Global Finance B.V.
2.00% due 5/20/2016(1)	650,000	624,000
3.25% due 3/17/2017(1)	750,000	661,875
		3,781,715
Healthcare — 1.6%
Becton Dickinson and Co. Sr. Nt. 1.80% due 12/15/2017(1)	1,500,000	1,506,575
Laboratory Corp. of America Holdings Sr. Nt. 2.50% due 11/1/2018(1)	750,000	758,327
McKesson Corp. Sr. Nt. 0.95% due 12/4/2015(1)	250,000	250,089
St. Jude Medical, Inc. Sr. Nt. 2.00% due 9/15/2018	2,000,000	2,004,680
		4,519,671
Home Construction — 0.4%
DR Horton, Inc. 3.625% due 2/15/2018(1)	500,000	506,875
Lennar Corp. 4.50% due 6/15/2019(1)	640,000	647,040
		1,153,915
Independent Energy — 0.5%
Southwestern Energy Co. Sr. Nt. 3.30% due 1/23/2018(1)	1,500,000	1,473,899
		1,473,899
Industrial - Other — 0.7%
AECOM Global II LLC 3.85% due 4/1/2017(1)	500,000	500,000
Hutchison Whampoa International 14 Ltd. 1.625% due 10/31/2017(1)(3)	1,500,000	1,494,209
		1,994,209
Insurance: Property - Casualty — 0.8%
Assurant, Inc. Sr. Nt. 2.50% due 3/15/2018(1)	1,408,000	1,423,464
XLIT Ltd. 2.30% due 12/15/2018(1)	750,000	756,939
		2,180,403
Media - Entertainment — 0.9%
McGraw Hill Financial, Inc. 2.50% due 8/15/2018(3)	895,000	901,800
The Interpublic Group of Cos., Inc. Sr. Nt. 2.25% due 11/15/2017(1)	1,500,000	1,503,681
		2,405,481
Metals And Mining — 1.5%
Freeport-McMoRan, Inc. 2.30% due 11/14/2017(1)	2,000,000	1,805,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

September 30, 2015 (unaudited)	Principal Amount	Value
Glencore Finance Canada Ltd. 2.05% due 10/23/2015(1)(3)	$250,000	$249,750
Teck Resources Ltd. 2.50% due 2/1/2018(1)	150,000	121,406
Vale Overseas Ltd.
6.25% due 1/11/2016 - 1/23/2017 (1)	2,000,000	2,030,170
		4,206,326
Midstream — 2.0%
Buckeye Partners LP Sr. Nt. 2.65% due 11/15/2018(1)	1,000,000	989,927
Columbia Pipeline Group, Inc. 2.45% due 6/1/2018(3)	500,000	500,966
Enterprise Products Operating LLC Series A 8.375% due 8/1/2066(1)(2)	2,400,000	2,361,000
Kinder Morgan, Inc. 2.00% due 12/1/2017(1)	1,700,000	1,687,684
		5,539,577
Oil Field Services — 0.9%
Nabors Industries, Inc. 2.35% due 9/15/2016(1)	600,000	592,827
Transocean, Inc. 3.00% due 10/15/2017(1)	1,050,000	950,250
Weatherford International LLC 6.35% due 6/15/2017(1)	850,000	869,802
		2,412,879
Pharmaceuticals — 3.1%
AbbVie, Inc. Sr. Nt. 1.20% due 11/6/2015(1)	1,250,000	1,250,535
Actavis Funding SCS 2.35% due 3/12/2018(1)	2,200,000	2,208,754
Celgene Corp. Sr. Nt. 2.125% due 8/15/2018	1,200,000	1,209,504
Gilead Sciences, Inc. Sr. Nt. 1.85% due 9/4/2018	2,000,000	2,013,968
Mallinckrodt International Finance S.A. 3.50% due 4/15/2018(1)	850,000	824,500
Mylan, Inc. 1.35% due 11/29/2016(1)	750,000	744,728
Zoetis, Inc. Sr. Nt. 1.15% due 2/1/2016(1)	600,000	600,406
		8,852,395
Real Estate Investment Trusts — 1.0%
BioMed Realty LP 3.85% due 4/15/2016(1)	300,000	303,056
Prologis LP 4.50% due 8/15/2017(1)	1,000,000	1,049,253
Realty Income Corp. Sr. Nt. 5.375% due 9/15/2017(1)	560,000	599,207
Select Income REIT Sr. Nt. 2.85% due 2/1/2018(1)	750,000	752,717
		2,704,233

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

September 30, 2015 (unaudited)	Principal Amount	Value
Retailers — 1.1%
CVS Health Corp. Sr. Nt. 1.20% due 12/5/2016(1)	$1,250,000	$1,252,770
Walgreens Boots Alliance, Inc. 1.75% due 11/17/2017	1,950,000	1,957,225
		3,209,995
Technology — 1.5%
Hewlett Packard Enterprise Co. Sr. Nt. 2.45% due 10/5/2017(3)	2,500,000	2,498,600
KLA-Tencor Corp. Sr. Nt. 2.375% due 11/1/2017(1)	1,000,000	1,005,209
NXP B.V. 3.50% due 9/15/2016(1)(3)	600,000	603,000
		4,106,809
Tobacco — 0.7%
Reynolds American, Inc. 2.30% due 6/12/2018	2,000,000	2,021,514
		2,021,514
Transportation Services — 0.2%
Ryder System, Inc. Sr. Nt. 3.60% due 3/1/2016(1)	500,000	505,351
		505,351
Wireless — 0.6%
American Tower Corp. Sr. Nt. 4.50% due 1/15/2018(1)	1,690,000	1,777,802
		1,777,802
Wirelines — 1.0%
DIRECTV Holdings LLC 2.40% due 3/15/2017	1,950,000	1,975,777
Verizon Communications, Inc. Sr. Nt. 2.50% due 9/15/2016(1)	823,000	834,308
		2,810,085
Total Corporate Bonds (Cost $108,186,155)		107,416,523

	Principal Amount	Value
Non-Agency Mortgage-Backed Securities — 7.8%
Banc of America Funding Trust 2005-D A1 2.717% due 5/25/2035(1)(2)	697,205	709,639
Banc of America Mortgage Securities Trust 2003-J 2A2 2.817% due 11/25/2033(1)(2)	576,949	577,883
Bear Stearns ALT-A Trust 2003-3 2A 2.908% due 10/25/2033(1)(2)	1,033,266	1,040,387
2004-4 A1 0.794% due 6/25/2034(1)(2)	631,974	605,051
2004-6 1A 0.834% due 7/25/2034(1)(2)	527,731	505,020
2004-7 2A1 2.584% due 8/25/2034(1)(2)	852,805	862,206

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

September 30, 2015 (unaudited)	Principal Amount	Value
Chase Mortgage Finance Trust 2007-A1 2A1 2.658% due 2/25/2037(1)(2)	$187,584	$187,997
Countrywide Home Loans Mortgage Pass-Through Trust 2002-19 1A1 6.25% due 11/25/2032	15,427	16,121
CS First Boston Mortgage Securities Corp. 2003-23 2A8 4.50% due 10/25/2018(1)	36,798	36,919
2003-8 2A1 5.00% due 4/25/2018(1)	30,489	31,080
2004-5 5A1 5.00% due 8/25/2019	105,787	107,532
2004-AR5 3A1 2.789% due 6/25/2034(1)(2)	531,771	513,787
2004-AR5 6A1 2.496% due 6/25/2034(1)(2)	1,124,112	1,128,059
2004-AR7 4A1 2.543% due 11/25/2034(1)(2)	1,035,221	1,037,859
Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN4 M2 2.594% due 10/25/2024(2)	1,100,000	1,108,382
GSR Mortgage Loan Trust 2005-AR6 1A1 2.726% due 9/25/2035(1)(2)	671,198	677,062
Impac CMB Trust 2004-7 1A1 0.934% due 11/25/2034(1)(2)	1,154,138	1,096,342
JPMorgan Mortgage Trust 2004-S1 1A7 5.00% due 9/25/2034(1)	17,965	18,569
2004-S2 1A3 4.75% due 11/25/2019(1)	45,250	45,773
2005-A1 3A1 2.674% due 2/25/2035(1)(2)	207,682	210,876
2006-A2 5A1 2.521% due 11/25/2033(1)(2)	283,509	286,216
Master Adjustable Rate Mortgages Trust 2004-13 2A1 2.713% due 4/21/2034(1)(2)	392,809	394,694
2004-13 3A7 2.763% due 11/21/2034(1)(2)	1,223,200	1,253,561
Master Asset Securitization Trust 2003-5 2A1 5.00% due 6/25/2018	39,093	40,239
Merrill Lynch Mortgage Investors Trust 2004-B A1 0.694% due 5/25/2029(1)(2)	550,635	535,360
2005-A2 A2 2.462% due 2/25/2035(1)(2)	882,230	885,988
Morgan Stanley Mortgage Loan Trust 2004-1 1A9 4.50% due 11/25/2018(1)	36,269	36,707
2004-7AR 2A1 2.463% due 9/25/2034(1)(2)	772,969	763,987
2005-6AR 1A1 0.474% due 11/25/2035(1)(2)	571,002	551,582
MortgageIT Trust 2004-1 A1 0.974% due 11/25/2034(1)(2)	956,421	915,345
Prime Mortgage Trust 2003-3 A9 5.50% due 1/25/2034(1)	142,728	142,611
2004-2 A2 4.75% due 11/25/2019(1)	73,272	73,725

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

September 30, 2015 (unaudited)	Principal Amount	Value
Residential Asset Mortgage Products Trust 2005-SL1 A4 6.00% due 5/25/2032(1)	$4,840	$4,863
Residential Asset Securitization Trust 2003-A2 A1 4.25% due 5/25/2033(1)	352,984	352,459
Residential Funding Mortgage Securities I Trust 2005-S3 A1 4.75% due 3/25/2020	31,605	32,093
Structured Adjustable Rate Mortgage Loan Trust 2004-6 4A1 2.451% due 6/25/2034(1)(2)	660,001	659,322
Structured Asset Securities Corp. 2003-29 2A1 5.25% due 9/25/2023(1)	160,005	163,389
2003-34A 3A2 2.544% due 11/25/2033(1)(2)	731,225	719,253
2004-21XS 2A6A 4.74% due 12/25/2034(1)(2)	9,367	9,557
2004-3 3A1 5.50% due 3/25/2019(1)	52,654	54,035
Thornburg Mortgage Securities Trust 2004-3 A 0.934% due 9/25/2044(1)(2)	823,711	791,079
Wells Fargo Mortgage Backed Securities Trust 2003-J 2A1 2.62% due 10/25/2033(1)(2)	58,713	59,147
2003-N 2A1 2.509% due 12/25/2033(1)(2)	134,226	131,825
2004-M A7 2.74% due 8/25/2034(1)(2)	407,676	414,472
2004-O A1 2.737% due 8/25/2034(1)(2)	221,613	220,852
2004-Z 2A2 2.617% due 12/25/2034(1)(2)	190,725	190,709
2005-AR10 2A6 2.685% due 6/25/2035(1)(2)	231,132	232,723
2005-AR12 2A5 2.67% due 6/25/2035(1)(2)	420,433	429,913
2005-AR12 2A6 2.67% due 6/25/2035(1)(2)	360,284	365,670
2005-AR16 3A2 2.682% due 3/25/2035(1)(2)	742,239	747,966
Total Non-Agency Mortgage-Backed Securities (Cost $21,999,736)		21,975,886

	Principal Amount	Value
U.S. Agencies — 0.2%
FHLMC 2.00% due 8/25/2016(1)	600,000	608,560
Total U.S. Agencies (Cost $604,401)		608,560

	Principal Amount	Value
U.S. Government Securities — 7.2%
U.S. Treasury Notes
0.375% due 3/31/2016(1)	800,000	800,782
0.50% due 11/30/2016(1)	5,800,000	5,804,229
0.625% due 12/15/2016(1)	6,615,000	6,628,951
0.75% due 1/15/2017(1)	3,715,000	3,729,076

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

September 30, 2015 (unaudited)	Principal Amount	Value
0.875% due 7/15/2017(1)	$3,300,000	$3,315,513
Total U.S. Government Securities (Cost $20,223,859)		20,278,551

	Principal Amount	Value
Repurchase Agreements — 4.7%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 9/30/2015, maturity value of $13,147,000, due 10/1/2015(4)	13,147,000	13,147,000
Total Repurchase Agreements (Cost $13,147,000)		13,147,000
Total Investments — 100.5% (Cost $284,765,045)		282,230,198
Other Liabilities, Net — (0.5)%		(1,328,902)
Total Net Assets — 100.0%		$280,901,296

(1)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2015.
(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2015, the aggregate market value of these securities amounted to $32,244,987, representing 11.5% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	0.75%	6/30/2017	$13,411,725

The table below presents futures contracts as of September 30, 2015:

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation
Purchased Futures Contracts
2 YR U.S. Treasury Note	Goldman Sachs & Co.	341	12/31/2015	$74,690	$133,317
5 YR U.S. Treasury Note	Goldman Sachs & Co.	19	12/31/2015	2,290	12,935

Total					$146,252

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Depreciation
Sold Futures Contracts
10 YR U.S. Treasury Note	Goldman Sachs & Co.	46	12/21/2015	$5,922	$(58,357)

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

The following is a summary of the inputs used as of September 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$11,999,979	$—	$11,999,979
Asset-Backed Securities	—	38,456,757	—	38,456,757
Senior Secured Loans	—	16,450,775	—	16,450,775
Commercial Mortgage-Backed Securities	—	51,896,167	—	51,896,167
Corporate Bonds	—	107,416,523	—	107,416,523
Non-Agency Mortgage-Backed Securities	—	21,975,886	—	21,975,886
U.S. Agencies	—	608,560	—	608,560
U.S. Government Securities	—	20,278,551	—	20,278,551
Repurchase Agreements	—	13,147,000	—	13,147,000
Other Financial Instruments:
Financial Futures Contracts	87,895	—	—	87,895

Total	$87,895	$282,230,198	$—	$282,318,093

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

September 30, 2015 (unaudited)	Principal Amount	Value
Senior Secured Loans — 23.9%
Automotive — 1.2%
Navistar International Corp. Term Loan B 6.50% due 8/7/2020(1)	$500,000	$487,500
		487,500
Cable Satellite — 1.5%
Grande Communications Holdings Term Loan B 4.50% due 5/31/2020(1)	590,944	586,512
		586,512
Consumer Products — 1.3%
Party City Holdings, Inc. 2015 Term Loan B 4.25% due 8/19/2022(1)	500,000	498,625
		498,625
Food And Beverage — 1.3%
Hostess Brands LLC 2nd Lien Term Loan 8.50% due 8/3/2023(1)	500,000	499,375
		499,375
Healthcare — 3.6%
ADMI Corp. 2015 Term Loan B 5.50% due 4/30/2022(1)	299,250	299,998
Connolly Corp. 2nd Lien Term Loan 8.00% due 5/14/2022(1)	500,000	496,250
Phillips-Medisize Corp. 2nd Lien Term Loan 8.25% due 6/16/2022(1)	650,000	642,688
		1,438,936
Independent Energy — 1.0%
Chief Exploration & Development LLC 2nd Lien Term Loan 7.50% due 5/12/2021(1)	500,000	410,625
		410,625
Industrial - Other — 1.2%
Gates Global, Inc. Term Loan B 4.25% due 7/5/2021(1)	495,620	468,713
		468,713
Insurance: Property - Casualty — 1.2%
USI, Inc. Term Loan B 4.25% due 12/27/2019(1)	492,463	486,715
		486,715
Media - Entertainment — 2.7%
Deluxe Entertainment Services Group, Inc. Term Loan 2014 6.50% due 2/28/2020(1)	469,270	435,834
William Morris Endeavor Entertainment LLC 2nd Lien Term Loan 8.25% due 5/1/2022(1)	650,000	615,875
		1,051,709

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

September 30, 2015 (unaudited)	Principal Amount	Value
Oil Field Services — 1.9%
Caelus Energy Alaska O3 LLC 2nd Lien Term Loan 8.75% due 4/15/2020(1)	$400,000	$282,000
Drillships Financing Holding, Inc. Term Loan B1 6.00% due 3/31/2021(1)	511,642	299,735
Floatel International Ltd. USD Term Loan B 6.00% due 6/27/2020(1)	293,510	188,580
		770,315
Restaurants — 1.4%
B.C. Unlimited Liability Co. 2015 Term Loan B 3.75% due 12/12/2021(1)	567,800	564,819
		564,819
Retailers — 1.8%
The Neiman Marcus Group, Inc. 2020 Term Loan 4.25% due 10/25/2020(1)	743,712	726,912
		726,912
Technology — 3.8%
Avaya, Inc. Term Loan B7 6.25% due 5/29/2020(1)	491,220	383,766
Interactive Data Corp. 2014 Term Loan 4.75% due 5/2/2021(1)	641,875	639,269
Renaissance Learning, Inc. New 2nd Lien Term Loan 8.00% due 4/11/2022(1)	500,000	484,165
		1,507,200
Total Senior Secured Loans (Cost $10,243,342)		9,497,956

	Principal Amount	Value
Corporate Bonds — 72.1%
Aerospace & Defense — 4.4%
Bombardier, Inc. Sr. Nt. 5.50% due 9/15/2018(2)	200,000	173,000
7.50% due 3/15/2025(2)	600,000	450,000
KLX, Inc. 5.875% due 12/1/2022(2)	650,000	632,326
StandardAero Aviation Holdings, Inc. 10.00% due 7/15/2023(2)	500,000	495,000
		1,750,326
Building Materials — 4.8%
Builders FirstSource, Inc. 10.75% due 8/15/2023(2)	500,000	499,375
Building Materials Corp. of America Sr. Nt. 6.00% due 10/15/2025(2)	300,000	303,000
NCI Building Systems, Inc. 8.25% due 1/15/2023(2)	500,000	523,750

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

September 30, 2015 (unaudited)	Principal Amount	Value
RSI Home Products, Inc. Sec. Nt. 6.50% due 3/15/2023(2)	$600,000	$600,000
		1,926,125
Cable Satellite — 3.4%
Cequel Communications Holdings I LLC Sr. Nt. 5.125% due 12/15/2021(2)	500,000	440,312
Intelsat Luxembourg S.A. 8.125% due 6/1/2023	600,000	390,001
Neptune Finco Corp. Sr. Nt. 6.625% due 10/15/2025(2)	500,000	502,500
		1,332,813
Chemicals — 1.0%
Hexion, Inc. Sr. Sec. Nt. 8.875% due 2/1/2018	500,000	400,000
		400,000
Construction Machinery — 1.5%
Ahern Rentals, Inc. Sec. Nt. 7.375% due 5/15/2023(2)	500,000	435,000
United Rentals North America, Inc. 6.125% due 6/15/2023	170,000	169,469
		604,469
Consumer Cyclical Services — 1.7%
Monitronics International, Inc. 9.125% due 4/1/2020(3)	750,000	675,000
		675,000
Consumer Products — 0.7%
Kronos Acquisition Holdings, Inc. Sr. Nt. 9.00% due 8/15/2023(2)	330,000	295,350
		295,350
Electric — 4.7%
Calpine Corp. Sr. Sec. Nt. 5.875% due 1/15/2024(2)	600,000	618,000
DPL, Inc. Sr. Nt. 7.25% due 10/15/2021(3)	700,000	696,500
GenOn Energy, Inc. Sr. Nt. 9.50% due 10/15/2018	600,000	555,000
		1,869,500
Food And Beverage — 4.9%
Cott Beverages, Inc. 6.75% due 1/1/2020	350,000	359,625
Dean Foods Co. 6.50% due 3/15/2023(2)	500,000	507,500
FAGE Dairy Industry S.A. 9.875% due 2/1/2020(2)	500,000	520,000
Post Holdings, Inc. 6.00% due 12/15/2022(2)	600,000	575,250
		1,962,375

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

September 30, 2015 (unaudited)	Principal Amount	Value
Gaming — 5.0%
Boyd Gaming Corp. 9.00% due 7/1/2020	$500,000	$531,350
Golden Nugget Escrow, Inc. Sr. Nt. 8.50% due 12/1/2021(2)(3)	600,000	603,000
Scientific Games International, Inc. 6.625% due 5/15/2021	600,000	432,000
Wynn Macau Ltd. Sr. Nt. 5.25% due 10/15/2021(2)	500,000	434,062
		2,000,412
Government Related — 1.8%
CITGO Petroleum Corp. Sr. Sec. Nt. 6.25% due 8/15/2022(2)	750,000	716,250
		716,250
Healthcare — 6.0%
Crimson Merger Sub, Inc. Sr. Nt. 6.625% due 5/15/2022(2)	500,000	430,000
Kindred Healthcare, Inc. 8.00% due 1/15/2020(2)	700,000	742,000
Tenet Healthcare Corp. Sr. Nt. 8.125% due 4/1/2022	600,000	637,741
Universal Hospital Services, Inc. Sec. Nt. 7.625% due 8/15/2020	600,000	562,500
		2,372,241
Home Construction — 3.9%
K Hovnanian Enterprises, Inc. 8.00% due 11/1/2019(2)	250,000	179,375
WCI Communities, Inc. 6.875% due 8/15/2021	800,000	830,000
Woodside Homes Co. LLC 6.75% due 12/15/2021(2)(3)	600,000	552,000
		1,561,375
Independent Energy — 3.7%
Clayton Williams Energy, Inc. 7.75% due 4/1/2019	500,000	421,875
Comstock Resources, Inc. Sr. Sec. Nt. 10.00% due 3/15/2020(2)	500,000	347,500
Denbury Resources, Inc. 5.50% due 5/1/2022	500,000	297,500
Jupiter Resources, Inc. Sr. Nt. 8.50% due 10/1/2022(2)	480,000	270,000
Linn Energy LLC 7.75% due 2/1/2021	500,000	115,000
		1,451,875
Media - Entertainment — 6.8%
AMC Networks, Inc. 4.75% due 12/15/2022	600,000	565,500
Netflix, Inc. Sr. Nt. 5.75% due 3/1/2024	600,000	612,000
Sinclair Television Group, Inc. 5.625% due 8/1/2024(2)	450,000	408,937

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

September 30, 2015 (unaudited)	Principal Amount	Value
Tribune Media Co. 5.875% due 7/15/2022(2)	$500,000	$485,000
Univision Communications, Inc. Sr. Sec. Nt. 6.75% due 9/15/2022(2)(3)	607,000	628,245
		2,699,682
Packaging — 2.1%
Berry Plastics Escrow LLC Sec. Nt. 6.00% due 10/15/2022(2)	330,000	330,825
Reynolds Group Issuer, Inc. 8.50% due 5/15/2018	500,000	504,062
		834,887
Paper — 1.1%
Millar Western Forest Products Ltd. Sr. Nt. 8.50% due 4/1/2021	600,000	438,000
		438,000
Pharmaceuticals — 1.2%
Jaguar Holding Co. II 6.375% due 8/1/2023(2)	500,000	486,250
		486,250
Refining — 1.8%
Calumet Specialty Products Partners LP 7.625% due 1/15/2022(3)	750,000	697,500
		697,500
Retailers — 2.5%
Argos Merger Sub, Inc. Sr. Nt. 7.125% due 3/15/2023(2)	500,000	505,625
Penske Automotive Group, Inc. 5.75% due 10/1/2022	500,000	501,250
		1,006,875
Supermarkets — 1.1%
Tops Holding LLC Sr. Sec. Nt. 8.00% due 6/15/2022(2)	450,000	450,000
		450,000
Technology — 1.7%
First Data Corp. 12.625% due 1/15/2021(3)	600,000	681,750
		681,750
Wireless — 2.4%
SBA Communications Corp. Sr. Nt. 4.875% due 7/15/2022	500,000	490,625
Sprint Corp. 7.125% due 6/15/2024	600,000	461,760
		952,385
Wirelines — 3.9%
EarthLink Holdings Corp. Sr. Sec. Nt. 7.375% due 6/1/2020	250,000	256,875
8.875% due 5/15/2019	372,000	383,160
Frontier Communications Corp. Sr. Nt. 10.50% due 9/15/2022(2)	400,000	390,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

September 30, 2015 (unaudited)	Principal Amount	Value
Windstream Services LLC 6.375% due 8/1/2023	$700,000	$504,420
		1,534,455
Total Corporate Bonds (Cost $31,234,484)		28,699,895

	Shares	Value
Common Stocks — 0.3%
Consumer Cyclical Services — 0.3%
Gray Television, Inc.(4)	4,500	57,420
Media General, Inc.(4)	5,040	70,510
		127,930
Total Common Stocks (Cost $120,013)		127,930

	Principal Amount	Value
Repurchase Agreements — 2.4%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 9/30/2015, maturity value of $959,000, due 10/1/2015(5)	$959,000	959,000
Total Repurchase Agreements (Cost $959,000)		959,000
Total Investments — 98.7% (Cost $42,556,839)		39,284,781
Other Assets, Net — 1.3%		523,425
Total Net Assets — 100.0%		$39,808,206

(1)	Variable rate security. The rate shown is the rate in effect at September 30, 2015.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2015, the aggregate market value of these securities amounted to $15,529,432, representing 39.0% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Securities are segregated to cover anticipated or existing derivative positions.
(4)	Non-income producing security.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLMC	1.00%	9/27/2017	$979,875

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

The following is a summary of the inputs used as of September 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Senior Secured Loans	$—	$9,497,956	$—	$9,497,956
Corporate Bonds	—	28,699,895	—	28,699,895
Common Stocks	127,930	—	—	127,930
Repurchase Agreements	—	959,000	—	959,000

Total	$127,930	$39,156,851	$—	$39,284,781

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

September 30, 2015 (unaudited)	Shares	Value
Common Stocks — 97.9%
Advertising Agencies — 0.2%
Nielsen Holdings PLC	2,441	$108,551
Omnicom Group, Inc.	1,616	106,495
The Interpublic Group of Companies, Inc.	2,730	52,225
		267,271
Aerospace — 2.0%
General Dynamics Corp.	2,018	278,383
L-3 Communications Holdings, Inc.	535	55,918
Lockheed Martin Corp.	1,779	368,804
Northrop Grumman Corp.	1,247	206,940
Raytheon Co.	2,020	220,705
Rockwell Collins, Inc.	880	72,019
Textron, Inc.	1,847	69,521
The Boeing Co.	4,249	556,407
United Technologies Corp.	5,505	489,890
		2,318,587
Air Transport — 0.8%
American Airlines Group, Inc.	4,469	173,531
Delta Air Lines, Inc.	5,291	237,407
FedEx Corp.	1,753	252,397
Southwest Airlines Co.	4,386	166,843
United Continental Holdings, Inc.(1)	2,512	133,262
		963,440
Aluminum — 0.1%
Alcoa, Inc.	8,712	84,158
		84,158
Asset Management & Custodian — 0.8%
Affiliated Managers Group, Inc.(1)	364	62,240
BlackRock, Inc.	845	251,362
Franklin Resources, Inc.	2,573	95,870
Invesco Ltd.	2,852	89,068
Legg Mason, Inc.	729	30,334
Northern Trust Corp.	1,459	99,445
State Street Corp.	2,715	182,475
T. Rowe Price Group, Inc.	1,705	118,498
		929,292
Auto Parts — 0.4%
BorgWarner, Inc.	1,505	62,593
Delphi Automotive PLC	1,892	143,868
Genuine Parts Co.	1,012	83,885
Johnson Controls, Inc.	4,351	179,957
		470,303
Auto Services — 0.0%
The Goodyear Tire & Rubber Co.	1,794	52,618
		52,618
Automobiles — 0.6%
Ford Motor Co.	25,922	351,761
General Motors Co.	9,587	287,802
		639,563
Back Office Support, HR and Consulting — 0.7%
Accenture PLC, Class A	4,152	407,975
Automatic Data Processing, Inc.	3,099	249,036
Paychex, Inc.	2,139	101,881
Robert Half International, Inc.	899	45,993
		804,885

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

September 30, 2015 (unaudited)	Shares	Value
Banks: Diversified — 3.7%
Bank of America Corp.(2)	69,633	$1,084,882
BB&T Corp.	5,185	184,586
Comerica, Inc.	1,184	48,662
Fifth Third Bancorp	5,343	101,036
Huntington Bancshares, Inc.	5,342	56,625
KeyCorp	5,594	72,778
M&T Bank Corp.	885	107,926
Regions Financial Corp.	8,813	79,405
SunTrust Banks, Inc.	3,445	131,737
The PNC Financial Services Group, Inc.	3,417	304,797
U.S. Bancorp	11,011	451,561
Wells Fargo & Co.	31,072	1,595,547
Zions Bancorporation	1,352	37,234
		4,256,776
Banks: Savings, Thrift & Mortgage Lending — 0.1%
Hudson City Bancorp, Inc.	3,205	32,595
People’s United Financial, Inc.	2,056	32,341
		64,936
Beverage: Brewers & Distillers — 0.3%
Brown-Forman Corp., Class B	706	68,412
Constellation Brands, Inc., Class A	1,135	142,113
Molson Coors Brewing Co., Class B	1,052	87,337
		297,862
Beverage: Soft Drinks — 2.0%
Coca-Cola Enterprises, Inc.	1,402	67,787
Dr. Pepper Snapple Group, Inc.	1,275	100,789
Keurig Green Mountain, Inc.	799	41,660
Monster Beverage Corp.(1)	1,011	136,626
PepsiCo, Inc.	9,772	921,499
The Coca-Cola Co.	26,041	1,044,765
		2,313,126
Biotechnology — 2.5%
AbbVie, Inc.	11,011	599,108
Alexion Pharmaceuticals, Inc.(1)	1,504	235,211
Amgen, Inc.	5,044	697,686
Baxalta, Inc.	3,603	113,530
Biogen, Inc.(1)	1,565	456,683
Celgene Corp.(1)	5,259	568,866
Regeneron Pharmaceuticals, Inc.(1)	514	239,082
		2,910,166
Building Materials — 0.2%
Martin Marietta Materials, Inc.	445	67,618
Masco Corp.	2,288	57,612
Vulcan Materials Co.	883	78,763
		203,993
Building: Climate Control — 0.1%
Ingersoll-Rand PLC	1,761	89,406
		89,406
Cable Television Services — 1.2%
Cablevision Systems Corp., Class A	1,478	47,991
Comcast Corp., Class A	14,067	800,131
Comcast Corp., Special Class A	2,449	140,181
Scripps Networks Interactive, Inc., Class A	632	31,088
Time Warner Cable, Inc.	1,880	337,215
		1,356,606
Chemicals: Diversified — 0.9%
Airgas, Inc.	452	40,377
E.I. du Pont de Nemours & Co.	6,019	290,116

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

September 30, 2015 (unaudited)	Shares	Value
Eastman Chemical Co.	991	$64,138
Ecolab, Inc.	1,767	193,875
FMC Corp.	888	30,112
Sigma-Aldrich Corp.	795	110,441
The Dow Chemical Co.	7,703	326,607
		1,055,666
Chemicals: Specialty — 0.5%
Air Products & Chemicals, Inc.	1,286	164,068
International Flavors & Fragrances, Inc.	545	56,277
LyondellBasell Industries N.V., Class A	2,480	206,733
Praxair, Inc.	1,906	194,145
		621,223
Coal — 0.0%
CONSOL Energy, Inc.	1,522	14,916
		14,916
Commercial Services: Rental & Leasing — 0.1%
Ryder System, Inc.	355	26,284
United Rentals, Inc.(1)	635	38,132
		64,416
Commercial Vehicles & Parts — 0.1%
PACCAR, Inc.	2,360	123,121
		123,121
Communications Technology — 1.4%
Cisco Systems, Inc.	33,829	888,011
Harris Corp.	819	59,910
Juniper Networks, Inc.	2,352	60,470
QUALCOMM, Inc.	10,451	561,532
		1,569,923
Computer Services, Software & Systems — 7.6%
Adobe Systems, Inc.(1)	3,310	272,148
Akamai Technologies, Inc.(1)	1,188	82,043
Autodesk, Inc.(1)	1,505	66,431
CA, Inc.	2,085	56,921
Citrix Systems, Inc.(1)	1,066	73,852
Cognizant Technology Solutions Corp., Class A(1)	4,060	254,197
Computer Sciences Corp.	916	56,224
F5 Networks, Inc.(1)	479	55,468
Facebook, Inc., Class A(1)	15,030	1,351,197
Google, Inc., Class A(1)	1,928	1,230,777
Google, Inc., Class C(1)	1,967	1,196,762
Intuit, Inc.	1,844	163,655
Microsoft Corp.(2)	53,200	2,354,632
Oracle Corp.	21,631	781,312
Red Hat, Inc.(1)	1,219	87,622
salesforce.com, Inc.(1)	4,126	286,468
Symantec Corp.	4,550	88,589
Teradata Corp.(1)	945	27,367
VeriSign, Inc.(1)	665	46,922
Yahoo!, Inc.(1)	5,761	166,551
		8,699,138
Computer Technology — 5.2%
Apple, Inc.(2)	37,933	4,184,010
EMC Corp.	12,803	309,320
Hewlett-Packard Co.	12,011	307,602
International Business Machines Corp.(2)	5,995	869,095
NetApp, Inc.	1,997	59,111
SanDisk Corp.	1,360	73,889
Seagate Technology PLC	2,009	90,003

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

September 30, 2015 (unaudited)	Shares	Value
Western Digital Corp.	1,532	$121,702
		6,014,732
Consumer Electronics — 0.1%
Garmin Ltd.	788	28,274
Harman International Industries, Inc.	470	45,115
		73,389
Consumer Lending — 0.0%
Navient Corp.	2,488	27,965
		27,965
Consumer Services: Miscellaneous — 0.2%
eBay, Inc.(1)	7,454	182,176
H & R Block, Inc.	1,831	66,282
		248,458
Containers & Packaging — 0.2%
Ball Corp.	917	57,037
Owens-Illinois, Inc.(1)	1,073	22,233
Sealed Air Corp.	1,370	64,226
WestRock Co.	1,733	89,145
		232,641
Copper — 0.1%
Freeport-McMoRan, Inc.	6,916	67,016
		67,016
Cosmetics — 0.1%
The Estee Lauder Companies, Inc., Class A	1,502	121,181
		121,181
Diversified Financial Services — 3.5%
Ameriprise Financial, Inc.	1,186	129,428
Capital One Financial Corp.	3,609	261,725
Citigroup, Inc.	20,021	993,242
JPMorgan Chase & Co.(2)	24,598	1,499,740
Leucadia National Corp.	2,243	45,443
Morgan Stanley	10,135	319,252
The Bank of New York Mellon Corp.	7,361	288,183
The Goldman Sachs Group, Inc.	2,672	464,287
		4,001,300
Diversified Manufacturing Operations — 3.1%
3M Co.	4,156	589,196
Danaher Corp.	3,956	337,091
Dover Corp.	1,041	59,524
Eaton Corp. PLC	3,106	159,338
General Electric Co.(2)	67,157	1,693,700
Honeywell International, Inc.	5,198	492,199
Illinois Tool Works, Inc.	2,192	180,423
		3,511,471
Diversified Media — 0.7%
Discovery Communications, Inc., Class A(1)	992	25,822
Discovery Communications, Inc., Class C(1)	1,715	41,657
News Corp., Class A	2,535	31,992
News Corp., Class B	717	9,192
Time Warner, Inc.	5,425	372,969
Twenty-First Century Fox, Inc., Class A	8,122	219,131
Twenty-First Century Fox, Inc., Class B	2,868	77,637
		778,400
Diversified Retail — 2.8%
Amazon.com, Inc.(1)	2,551	1,305,831
Costco Wholesale Corp.	2,923	422,578
Dollar General Corp.	1,960	141,982

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

September 30, 2015 (unaudited)	Shares	Value
Dollar Tree, Inc.(1)	1,561	$104,056
Kohl’s Corp.	1,316	60,944
Macy’s, Inc.	2,202	113,007
Nordstrom, Inc.	927	66,475
Target Corp.	4,181	328,878
Wal-Mart Stores, Inc.	10,493	680,366
		3,224,117
Drug & Grocery Store Chains — 1.3%
CVS Health Corp.	7,414	715,303
The Kroger Co.	6,462	233,084
Walgreens Boots Alliance, Inc.	5,803	482,229
Whole Foods Market, Inc.	2,383	75,422
		1,506,038
Electronic Components — 0.4%
Amphenol Corp., Class A	2,055	104,723
Corning, Inc.	8,155	139,614
TE Connectivity Ltd.	2,677	160,325
		404,662
Electronic Entertainment — 0.2%
Activision Blizzard, Inc.	3,345	103,327
Electronic Arts, Inc.(1)	2,068	140,107
		243,434
Energy Equipment — 0.0%
First Solar, Inc.(1)	503	21,503
		21,503
Engineering & Contracting Services — 0.1%
Fluor Corp.	965	40,868
Jacobs Engineering Group, Inc.(1)	824	30,842
Quanta Services, Inc.(1)	1,358	32,877
		104,587
Entertainment — 1.0%
The Walt Disney Co.	10,328	1,055,521
Viacom, Inc., Class B	2,312	99,763
		1,155,284
Environmental, Maintenance, And Security Services — 0.1%
Cintas Corp.	594	50,936
Stericycle, Inc.(1)	566	78,849
		129,785
Fertilizers — 0.4%
CF Industries Holdings, Inc.	1,551	69,640
Monsanto Co.	3,112	265,578
The Mosaic Co.	2,242	69,749
		404,967
Financial Data & Systems — 2.7%
Alliance Data Systems Corp.(1)	409	105,923
American Express Co.	5,662	419,724
Discover Financial Services	2,896	150,563
Equifax, Inc.	792	76,967
Fidelity National Information Services, Inc.	1,873	125,641
Fiserv, Inc.(1)	1,561	135,198
MasterCard, Inc., Class A	6,638	598,216
McGraw Hill Financial, Inc.	1,820	157,430
Moody’s Corp.	1,160	113,912
PayPal Holdings, Inc.(1)	7,376	228,951
The Dun & Bradstreet Corp.	240	25,200
The Western Union Co.	3,402	62,461
Total System Services, Inc.	1,125	51,109

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

September 30, 2015 (unaudited)	Shares	Value
Visa, Inc., Class A	12,979	$904,117
		3,155,412
Foods — 1.6%
Campbell Soup Co.	1,197	60,664
ConAgra Foods, Inc.	2,871	116,304
General Mills, Inc.	3,982	223,510
Hormel Foods Corp.	897	56,789
Kellogg Co.	1,693	112,669
McCormick & Co., Inc.	772	63,443
Mead Johnson Nutrition Co.	1,347	94,829
Mondelez International, Inc., Class A	10,718	448,763
Sysco Corp.	3,681	143,449
The Hershey Co.	976	89,675
The JM Smucker Co.	684	78,037
The Kraft Heinz Co.	3,952	278,932
Tyson Foods, Inc., Class A	2,024	87,234
		1,854,298
Fruit & Grain Processing — 0.1%
Archer-Daniels-Midland Co.	4,051	167,914
		167,914
Gas Pipeline — 0.4%
Columbia Pipeline Group, Inc.	2,111	38,610
Kinder Morgan, Inc.	11,955	330,915
Spectra Energy Corp.	4,464	117,269
		486,794
Gold — 0.0%
Newmont Mining Corp.	3,516	56,502
		56,502
Health Care Facilities — 0.3%
DaVita HealthCare Partners, Inc.(1)	1,133	81,950
HCA Holdings, Inc.(1)	2,126	164,468
Tenet Healthcare Corp.(1)	660	24,367
Universal Health Services, Inc., Class B	614	76,633
		347,418
Health Care Management Services — 1.4%
Aetna, Inc.	2,322	254,050
Anthem, Inc.	1,740	243,600
CIGNA Corp.	1,712	231,154
Humana, Inc.	986	176,494
UnitedHealth Group, Inc.	6,342	735,736
		1,641,034
Health Care Services — 0.7%
Cerner Corp.(1)	2,037	122,139
Express Scripts Holding Co.(1)	4,495	363,915
McKesson Corp.	1,540	284,946
		771,000
Home Building — 0.1%
D.R. Horton, Inc.	2,172	63,770
Lennar Corp., Class A	1,157	55,687
PulteGroup, Inc.	2,136	40,306
		159,763
Hotel/Motel — 0.2%
Marriott International, Inc., Class A	1,327	90,502
Starwood Hotels & Resorts Worldwide, Inc.	1,137	75,588
Wyndham Worldwide Corp.	786	56,513

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

September 30, 2015 (unaudited)	Shares	Value
Wynn Resorts Ltd.	543	$28,844
		251,447
Household Appliances — 0.1%
Whirlpool Corp.	523	77,017
		77,017
Household Equipment & Products — 0.1%
Newell Rubbermaid, Inc.	1,787	70,962
		70,962
Household Furnishings — 0.1%
Leggett & Platt, Inc.	917	37,826
Mohawk Industries, Inc.(1)	419	76,170
		113,996
Insurance: Life — 0.6%
Aflac, Inc.	2,865	166,542
Lincoln National Corp.	1,670	79,258
Principal Financial Group, Inc.	1,823	86,301
Prudential Financial, Inc.	3,000	228,630
Torchmark Corp.	774	43,654
Unum Group	1,641	52,643
		657,028
Insurance: Multi-Line — 2.7%
American International Group, Inc.	8,607	489,050
Aon PLC	1,863	165,080
Assurant, Inc.	452	35,713
Berkshire Hathaway, Inc., Class B(1)	12,461	1,624,914
Genworth Financial, Inc., Class A(1)	3,308	15,283
Loews Corp.	1,908	68,955
Marsh & McLennan Companies, Inc.	3,526	184,128
MetLife, Inc.	7,420	349,853
The Hartford Financial Services Group, Inc.	2,760	126,353
		3,059,329
Insurance: Property - Casualty — 0.9%
ACE Ltd.	2,154	222,724
Cincinnati Financial Corp.	984	52,939
The Allstate Corp.	2,664	155,151
The Chubb Corp.	1,510	185,201
The Progressive Corp.	3,897	119,404
The Travelers Companies, Inc.	2,071	206,127
XL Group PLC	2,011	73,040
		1,014,586
Leisure Time — 0.7%
Carnival Corp.	3,078	152,977
Expedia, Inc.	667	78,492
Royal Caribbean Cruises Ltd.	1,141	101,652
The Priceline.com, Inc.(1)	338	418,059
TripAdvisor, Inc.(1)	752	47,391
		798,571
Luxury Items — 0.1%
Fossil Group, Inc.(1)	276	15,423
Signet Jewelers Ltd.	533	72,557
Tiffany & Co.	748	57,761
		145,741
Machinery: Agricultural — 0.1%
Deere & Co.	2,074	153,476
		153,476

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

September 30, 2015 (unaudited)	Shares	Value
Machinery: Construction & Handling — 0.2%
Caterpillar, Inc.	4,014	$262,355
		262,355
Machinery: Engines — 0.1%
Cummins, Inc.	1,106	120,089
		120,089
Machinery: Industrial — 0.0%
Joy Global, Inc.	657	9,809
		9,809
Machinery: Tools — 0.1%
Snap-on, Inc.	388	58,565
Stanley Black & Decker, Inc.	1,023	99,210
		157,775
Medical & Dental Instruments & Supplies — 1.0%
Becton Dickinson and Co.	1,393	184,795
Boston Scientific Corp.(1)	8,939	146,689
CR Bard, Inc.	501	93,341
DENTSPLY International, Inc.	930	47,030
Edwards Lifesciences Corp.(1)	716	101,794
Henry Schein, Inc.(1)	556	73,792
Patterson Companies, Inc.	578	24,999
St. Jude Medical, Inc.	1,874	118,231
Stryker Corp.	2,103	197,892
Zimmer Biomet Holdings, Inc.	1,135	106,611
		1,095,174
Medical Equipment — 1.2%
Agilent Technologies, Inc.	2,205	75,698
Baxter International, Inc.	3,619	118,884
Intuitive Surgical, Inc.(1)	246	113,057
Medtronic PLC	9,407	629,704
PerkinElmer, Inc.	753	34,608
Thermo Fisher Scientific, Inc.	2,647	323,675
Varian Medical Systems, Inc.(1)	664	48,990
		1,344,616
Medical Services — 0.1%
Laboratory Corp. of America Holdings(1)	670	72,675
Quest Diagnostics, Inc.	956	58,765
		131,440
Metal Fabricating — 0.2%
Fastenal Co.	1,930	70,657
Precision Castparts Corp.	915	210,185
		280,842
Office Supplies & Equipment — 0.1%
Avery Dennison Corp.	611	34,564
Pitney Bowes, Inc.	1,341	26,619
Xerox Corp.	6,683	65,026
		126,209
Offshore Drilling & Other Services — 0.0%
Diamond Offshore Drilling, Inc.	429	7,422
Transocean Ltd.	2,271	29,341
		36,763
Oil: Crude Producers — 1.4%
Anadarko Petroleum Corp.	3,378	203,997
Apache Corp.	2,508	98,213
Cabot Oil & Gas Corp.	2,751	60,137
Chesapeake Energy Corp.	3,442	25,230
Cimarex Energy Co.	622	63,743

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

September 30, 2015 (unaudited)	Shares	Value
Devon Energy Corp.	2,570	$95,321
EOG Resources, Inc.	3,650	265,720
EQT Corp.	1,013	65,612
Marathon Oil Corp.	4,504	69,362
Murphy Oil Corp.	1,081	26,160
Newfield Exploration Co.(1)	1,085	35,697
Noble Energy, Inc.	2,828	85,349
Occidental Petroleum Corp.	5,082	336,174
Pioneer Natural Resources Co.	993	120,789
Range Resources Corp.	1,126	36,167
Southwestern Energy Co.(1)	2,558	32,461
		1,620,132
Oil: Integrated — 3.2%
Chevron Corp.	12,516	987,262
ConocoPhillips	8,198	393,176
Exxon Mobil Corp.(2)	27,734	2,062,023
Hess Corp.	1,604	80,296
The Williams Cos., Inc.	4,537	167,189
		3,689,946
Oil: Refining And Marketing — 0.6%
Marathon Petroleum Corp.	3,567	165,259
ONEOK, Inc.	1,389	44,726
Phillips 66	3,185	244,735
Tesoro Corp.	819	79,640
Valero Energy Corp.	3,307	198,751
		733,111
Oil Well Equipment & Services — 1.1%
Baker Hughes, Inc.	2,891	150,448
Cameron International Corp.(1)	1,273	78,060
Ensco PLC, Class A	1,559	21,951
FMC Technologies, Inc.(1)	1,536	47,616
Halliburton Co.	5,685	200,965
Helmerich & Payne, Inc.	716	33,838
National Oilwell Varco, Inc.	2,553	96,120
Schlumberger Ltd.	8,418	580,590
		1,209,588
Paints & Coatings — 0.2%
PPG Industries, Inc.	1,808	158,544
The Sherwin-Williams Co.	527	117,405
		275,949
Paper — 0.1%
International Paper Co.	2,779	105,018
		105,018
Personal Care — 1.8%
Colgate-Palmolive Co.	5,987	379,935
Kimberly-Clark Corp.	2,421	263,986
The Clorox Co.	856	98,894
The Procter & Gamble Co.(2)	18,039	1,297,725
		2,040,540
Pharmaceuticals — 7.1%
Abbott Laboratories	9,913	398,701
Allergan PLC(1)	2,618	711,598
AmerisourceBergen Corp.	1,367	129,851
Bristol-Myers Squibb Co.	11,084	656,173
Cardinal Health, Inc.	2,178	167,314
Eli Lilly & Co.	6,489	543,064
Endo International PLC(1)	1,385	95,953
Gilead Sciences, Inc.	9,762	958,531
Johnson & Johnson(2)	18,419	1,719,414

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

September 30, 2015 (unaudited)	Shares	Value
Mallinckrodt PLC(1)	786	$50,257
Merck & Co., Inc.	18,736	925,371
Mylan N.V.(1)	2,743	110,433
Perrigo Co. PLC	972	152,866
Pfizer, Inc.	41,022	1,288,501
Vertex Pharmaceuticals, Inc.(1)	1,621	168,811
Zoetis, Inc.	3,054	125,764
		8,202,602
Producer Durables: Miscellaneous — 0.1%
W.W. Grainger, Inc.	397	85,359
		85,359
Production Technology Equipment — 0.2%
Applied Materials, Inc.	7,987	117,329
KLA-Tencor Corp.	1,048	52,400
Lam Research Corp.	1,053	68,793
		238,522
Radio & TV Broadcasters — 0.1%
CBS Corp., Class B	2,957	117,984
TEGNA, Inc.	1,509	33,787
		151,771
Railroads — 0.8%
CSX Corp.	6,544	176,034
Kansas City Southern	735	66,797
Norfolk Southern Corp.	2,005	153,182
Union Pacific Corp.	5,772	510,302
		906,315
Real Estate Investment Trusts — 2.6%
American Tower Corp.	2,814	247,576
Apartment Investment & Management Co., Class A	1,040	38,501
AvalonBay Communities, Inc.	879	153,667
Boston Properties, Inc.	1,021	120,886
Crown Castle International Corp.	2,221	175,170
Equinix, Inc.	379	103,619
Equity Residential	2,421	181,865
Essex Property Trust, Inc.	444	99,198
General Growth Properties, Inc.	3,889	100,997
HCP, Inc.	3,070	114,357
Host Hotels & Resorts, Inc.	4,997	79,003
Iron Mountain, Inc.	1,276	39,582
Kimco Realty Corp.	2,745	67,060
Plum Creek Timber Co., Inc.	1,168	46,148
Prologis, Inc.	3,484	135,528
Public Storage, Inc.	977	206,762
Realty Income Corp.	1,562	74,023
Simon Property Group, Inc.	2,059	378,279
SL Green Realty Corp.	666	72,035
The Macerich Co.	896	68,831
Ventas, Inc.	2,211	123,949
Vornado Realty Trust	1,178	106,515
Welltower, Inc.	2,335	158,126
Weyerhaeuser Co.	3,421	93,530
		2,985,207
Real Estate Services — 0.1%
CBRE Group, Inc., Class A(1)	1,928	61,696
		61,696
Recreational Vehicles & Boats — 0.1%
Harley-Davidson, Inc.	1,371	75,268
		75,268

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

September 30, 2015 (unaudited)	Shares	Value
Restaurants — 1.4%
Chipotle Mexican Grill, Inc.(1)	207	$149,092
Darden Restaurants, Inc.	759	52,022
McDonald’s Corp.	6,265	617,291
Starbucks Corp.	9,873	561,181
Yum! Brands, Inc.	2,876	229,936
		1,609,522
Scientific Instruments: Control & Filter — 0.5%
Allegion PLC	637	36,729
FLIR Systems, Inc.	932	26,087
Flowserve Corp.	896	36,861
Parker-Hannifin Corp.	923	89,808
Rockwell Automation, Inc.	895	90,816
Roper Technologies, Inc.	669	104,832
The ADT Corp.	1,139	34,056
Tyco International PLC	2,800	93,688
Waters Corp.(1)	550	65,016
		577,893
Scientific Instruments: Electrical — 0.2%
AMETEK, Inc.	1,606	84,026
Emerson Electric Co.	4,372	193,111
		277,137
Scientific Instruments: Pollution Control — 0.3%
Pentair PLC	1,195	60,993
Republic Services, Inc.	1,602	66,003
Waste Management, Inc.	2,798	139,368
Xylem, Inc.	1,206	39,617
		305,981
Securities Brokerage & Services — 0.6%
CME Group, Inc.	2,246	208,294
E*TRADE Financial Corp.(1)	1,928	50,764
Intercontinental Exchange, Inc.	744	174,833
Nasdaq, Inc.	787	41,971
The Charles Schwab Corp.	7,963	227,423
		703,285
Semiconductors & Components — 2.1%
Altera Corp.	2,002	100,260
Analog Devices, Inc.	2,085	117,615
Avago Technologies Ltd.	1,728	216,017
Broadcom Corp., Class A	3,718	191,217
Intel Corp.	31,621	953,057
Linear Technology Corp.	1,593	64,277
Microchip Technology, Inc.	1,404	60,498
Micron Technology, Inc.(1)	7,164	107,317
NVIDIA Corp.	3,399	83,785
Qorvo, Inc.(1)	1,000	45,050
Skyworks Solutions, Inc.	1,271	107,031
Texas Instruments, Inc.	6,828	338,123
Xilinx, Inc.	1,720	72,928
		2,457,175
Specialty Retail — 2.8%
Advance Auto Parts, Inc.	486	92,112
AutoNation, Inc.(1)	520	30,254
AutoZone, Inc.(1)	206	149,109
Bed, Bath & Beyond, Inc.(1)	1,129	64,376
Best Buy Co., Inc.	2,041	75,762
CarMax, Inc.(1)	1,392	82,573
GameStop Corp., Class A	710	29,259
L Brands, Inc.	1,708	153,942
Lowe’s Companies, Inc.	6,155	424,203

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

September 30, 2015 (unaudited)	Shares	Value
Netflix, Inc.(1)	2,833	$292,536
O’Reilly Automotive, Inc.(1)	662	165,500
Ross Stores, Inc.	2,752	133,389
Staples, Inc.	4,280	50,204
The Gap, Inc.	1,583	45,115
The Home Depot, Inc.	8,542	986,516
The TJX Companies, Inc.	4,486	320,390
Tractor Supply Co.	908	76,562
Urban Outfitters, Inc.(1)	631	18,539
		3,190,341
Steel — 0.1%
Nucor Corp.	2,122	79,681
		79,681
Telecommunications Equipment — 0.1%
Motorola Solutions, Inc.	1,070	73,167
		73,167
Textiles, Apparel & Shoes — 1.0%
Coach, Inc.	1,838	53,173
Hanesbrands, Inc.	2,671	77,299
Michael Kors Holdings Ltd.(1)	1,287	54,363
NIKE, Inc., Class B	4,510	554,595
PVH Corp.	550	56,067
Ralph Lauren Corp.	402	47,500
Under Armour, Inc., Class A(1)	1,197	115,845
VF Corp.	2,261	154,223
		1,113,065
Tobacco — 1.5%
Altria Group, Inc.	13,042	709,485
Philip Morris International, Inc.	10,301	817,178
Reynolds American, Inc.	5,514	244,105
		1,770,768
Toys — 0.1%
Hasbro, Inc.	745	53,744
Mattel, Inc.	2,250	47,385
		101,129
Transportation Miscellaneous — 0.4%
Expeditors International of Washington, Inc.	1,259	59,236
United Parcel Service, Inc., Class B	4,645	458,415
		517,651
Truckers — 0.1%
C.H. Robinson Worldwide, Inc.	944	63,984
J.B. Hunt Transport Services, Inc.	612	43,697
		107,681
Utilities: Electrical — 2.8%
AES Corp.	4,537	44,417
Ameren Corp.	1,614	68,224
American Electric Power Co., Inc.	3,258	185,250
CMS Energy Corp.	1,836	64,848
Consolidated Edison, Inc.	1,948	130,224
Dominion Resources, Inc.	3,947	277,790
DTE Energy Co.	1,196	96,122
Duke Energy Corp.	4,579	329,413
Edison International	2,167	136,673
Entergy Corp.	1,194	77,729
Eversource Energy	2,113	106,960
Exelon Corp.	5,727	170,092
FirstEnergy Corp.	2,807	87,887
NextEra Energy, Inc.	3,061	298,601
NRG Energy, Inc.	2,200	32,670

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

September 30, 2015 (unaudited)	Shares	Value
Pepco Holdings, Inc.	1,681	$40,714
PG&E Corp.	3,253	171,758
Pinnacle West Capital Corp.	746	47,848
PPL Corp.	4,456	146,558
Public Service Enterprise Group, Inc.	3,364	141,826
SCANA Corp.	951	53,503
TECO Energy, Inc.	1,564	41,071
The Southern Co.	6,040	269,988
WEC Energy Group, Inc.	2,096	109,453
Xcel Energy, Inc.	3,371	119,367
		3,248,986
Utilities: Gas Distributors — 0.3%
AGL Resources, Inc.	807	49,259
CenterPoint Energy, Inc.	2,861	51,612
NiSource, Inc.	2,111	39,159
Sempra Energy	1,566	151,464
		291,494
Utilities: Telecommunications — 2.4%
AT&T, Inc.(2)	40,914	1,332,978
CenturyLink, Inc.	3,749	94,175
Frontier Communications Corp.	7,770	36,908
Level 3 Communications, Inc.(1)	1,918	83,797
Verizon Communications, Inc.	27,044	1,176,684
		2,724,542
Total Common Stocks (Cost $50,442,299)		112,520,203

	Principal Amount	Value
U.S. Government Securities — 0.1%
U.S. Treasury Note 3.125% due 5/15/2019	$145,000	155,294
Total U.S. Government Securities (Cost $143,724)		155,294

	Principal Amount	Value
Repurchase Agreements — 1.9%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 9/30/2015, maturity value of $2,128,000, due 10/1/2015(3)	2,128,000	2,128,000
Total Repurchase Agreements (Cost $2,128,000)		2,128,000
Total Investments — 99.9% (Cost $52,714,023)		114,803,497
Other Assets, Net — 0.1%		134,606
Total Net Assets — 100.0%		$114,938,103

(1)	Non-income-producing security.
(2)	Securities are segregated to cover anticipated or existing derivative positions.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLMC	1.00%	9/27/2017	$2,170,800

The table below presents futures contracts as of September 30, 2015:

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Depreciation
Purchased Futures Contracts
E-mini S&P 500 Futures	Goldman Sachs & Co.	25	12/18/2015	$2,386	$(51,967)

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

The following is a summary of the inputs used as of September 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$112,520,203	$—	$—	$112,520,203
U.S. Government Securities	—	155,294	—	155,294
Repurchase Agreements	—	2,128,000	—	2,128,000
Other Financial Instruments:
Financial Futures Contracts	(51,967)	—	—	(51,967)

Total	$112,468,236	$2,283,294	$—	$114,751,530

See accompanying notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Tax Basis of Investments

The cost of investments (excluding foreign currency related transactions) for federal income tax purposes at September 30, 2015, for each Fund is listed in the chart below. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below:

Tax Basis of Investments

Fund	Cost of Investments	Net Unrealized Appreciation/ (Depreciation) on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
RS Large Cap Alpha VIP Series	$919,917,155	$69,284,457	$112,900,324	$(43,615,867)
RS Small Cap Growth Equity VIP Series	96,600,989	11,163,066	19,075,079	(7,912,013)
RS International VIP Series	191,243,008	(5,865,338)	7,128,828	(12,994,166)
RS Emerging Markets VIP Series	52,203,004	(3,105,962)	3,036,856	(6,142,818)
RS Investment Quality Bond VIP Series	769,711,352	7,163,674	17,995,307	(10,831,633)
RS Low Duration Bond VIP Series	284,786,034	(2,555,836)	582,227	(3,138,063)
RS High Yield VIP Series	42,556,839	(3,272,058)	142,432	(3,414,490)
RS S&P 500 Index VIP Series	59,132,246	55,671,251	57,350,026	(1,678,775)

Restricted and Illiquid Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933 (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to a Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Funds’ Schedule of Investments.

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•

Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the nine months ended September 30, 2015, the Funds held one security classified as Level 3.

The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. Transfers between Levels 1 and 2 related to certain exchange-traded foreign securities whose prices may have been affected by events occurring after the close of trading on the exchange and, as a result, whose value were determined by a pricing service using pricing models in accordance with methods approved by the Funds’ Board of Trustees. Transfers between Levels 2 and 3 related to securities which have significant unobservable inputs, as they trade infrequently or not at all. Transfers into and out of each level of the fair value hierarchy for the nine months ended September 30, 2015 were as follows:

	Transfers	Transfers	Transfers	Transfers	Transfers	Transfers
	into	(out) of	into	(out) of	into	(out) of
	Level 1	Level 1	Level 2	Level 2	Level 3	Level 3
RS Emerging Markets VIP Series
Common Stocks	$225,915	$(335,727)	$722,131	$(225,915)	$—	$(386,404)

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Funds’ Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

Derivative Instruments and Hedging Activities The following is a summary of the fair valuation of the Funds’ derivative instruments at September 30, 2015.

Fund	Derivative Instrument Type	Value
RS Investment Quality Bond VIP Series	Financial Futures Contracts	$375,898
RS Low Duration Bond VIP Series	Financial Futures Contracts	87,895
RS S&P 500 Index VIP Series	Financial Futures Contracts	(51,967)

RS Investment Quality Bond VIP Series and RS Low Duration Bond VIP Series used exchange-traded U.S. Treasury futures to manage interest rate exposure. RS S&P 500 Index VIP Series entered into financial futures contracts as a substitute for the purchase or sale of securities or when there was significant cash received from fund shares sold.

For information about the Funds’ policy regarding valuation of investments and other significant accounting policies, please see the Funds’ most recent annual or semiannual report to shareholders filed on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officer have concluded, as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), that the design and operation of such controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RS Variable Products Trust

By:	/s/ Matthew H. Scanlan
Matthew H. Scanlan, President (Principal Executive Officer)

Date:	November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew H. Scanlan
Matthew H. Scanlan, President
(Principal Executive Officer)

Date:	November 25, 2015

By:	/s/ Shelly Chu
Shelly Chu, Treasurer
(Principal Financial Officer)

Date:	November 25, 2015